                                                                          INCOME
                                                                           FUNDS
                                                              SEMI-ANNUAL REPORT
                                      For the six months ended December 31, 1997


                                                    ULTRA SHORT-TERM INCOME FUND


                                                    LIMITED VOLATILITY BOND FUND


                                                          INTERMEDIATE BOND FUND


                                                            GOVERNMENT BOND FUND


                                                                INCOME BOND FUND


                                                          TREASURY & AGENCY FUND


                                     [THE ONE GROUP FAMILY OF MUTUAL FUNDS LOGO]

           ----------------------------------------------------------

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

              * are not deposits or obligations of, or guaranteed by,
                BANC ONE CORPORATION or any of its affiliates,

              * are not insured by the FDIC, and
                                                                         ----
              * are subject to investment risks, including possible      FDIC
                loss of the principal amount invested.                   LOGO
                                                                         ----
           -----------------------------------------------------------

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Report From Your Investment Advisor........................................    2
Portfolio Performance Review...............................................    4
Schedules of Portfolio Investments.........................................    7
Statements of Assets and Liabilities.......................................   26
Statements of Operations...................................................   28
Statements of Changes in Net Assets........................................   30
Notes to Financial Statements..............................................   32
Financial Highlights.......................................................   42

--------------------------------------------------------------------------------
Report From Your Investment Advisor
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

We are pleased to present this semiannual report for The One Group(R) Family of Mutual Funds. On the following pages, you will find an overview of the financial markets and your fund's performance for the period from July 1, 1997, through December 31, 1997.

DEAR VALUED SHAREHOLDER:
Thank you for continuing to support The One Group Family of Mutual Funds during an interesting, challenging and ultimately rewarding year for investors.

Despite strong volatility throughout 1997 and turmoil in Asia, the Dow Jones Industrial Average was up 24.94% for 1997. Never before had the index returned more than 20% for three consecutive years. The S&P 500 Index soared even higher, closing the year up 33.36%.

At the same time, and largely the result of low inflation, a strong U.S. dollar and the flight to quality spurred by the Asian crisis, U.S. bond yields ended the year on an impressive note. The 30-year Treasury, for example, ended the year yielding 5.92%, close to its 20-year low. (As bond yields fall, bond prices go up.)

ONCE AGAIN, A PHILOSOPHY REINFORCED
While the calendar-year returns for both the stock and bond markets are impressive, events in the final six months of 1997 may be the most memorable. On August 6, the Dow closed at 8,259, a record high and its peak for the calendar year. Shortly thereafter, though, volatility rocked the market, as the effects of the Asian financial crisis worked their way west. These forces culminated on Monday, October 27, when the Dow plummeted more than 554 points, its largest-ever point decline.

This drop may be the defining moment for 1997's financial markets, and it presented a significant challenge for investors. But, rather than panicking, shareholders of The One Group demonstrated a clear understanding of market dynamics and the importance of maintaining a long-term investment philosophy.

I am pleased to report that there were no significant redemptions of One Group shares after "Black Monday." To us, this implies that our investors understand the potential dangers of selling their investments based on short-term volatility. In fact, The One Group experienced a record purchase day on Tuesday, October 28, indicating that investors realize the benefits of staying focused on the stock market's long-term potential.

TAX BILL CHANGES FACE OF INVESTING
The second half of 1997 may be remembered as much for the jubilance it brought investors as for the turmoil. The Taxpayer Relief Act of 1997 became law, ushering in lower capital gains taxes for investors and new investment opportunities poised to change the face of investing for years to come.

The cut in the capital gains tax rate may make investing in stocks even more attractive for many investors. As you are planning for your future financial needs and taking into consideration your appropriate asset allocation, please do not overlook the impact of the new tax treatment of capital gains.

And, while you're planning for your financial future, take note that the 1997 tax law makes investing in IRAs even more attractive, particularly with the introduction of the Roth IRA, a new type of account that offers tax-exempt distributions in retirement. In addition, the Traditional IRA has been enhanced with many new features.

The One Group can help you incorporate any of these retirement accounts into your investment plan. Speak to your investment representative or call 1-800-480-4111 for more information on IRAs.

SEEK ADVICE FOR A YEAR'S WORTH OF EVENTS
With 1997's record volatility and the new investment opportunities introduced by the tax law, now may be an ideal time to meet with your investment professional and make sure your investment plan remains on track to meet your financial needs.

As you probably know, your asset allocation--or the way your investment dollars are strategically distributed among stock, bond and cash investments according to your goals, risk tolerance and investing time frame--may be the single-greatest determinant of your long-term investment success. After a year full of market ups and downs, your asset allocation probably shifted. For example, stock market appreciation may have caused your allocation to equities to swing higher than called for in your plan. Your investment professional can help you evaluate your plan and, if necessary, get it back on track.

--------------------------------------------------------------------------------
Report From Your Investment Advisor, continued
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Furthermore, your investment representative can help you make the most of the Taxpayer Relief Act of 1997. Many of the provisions take effect with the 1998 tax year, so make sure you start off the year with the strategy that's most appropriate for you.

Thank you for investing with The One Group Family of Mutual Funds and for your ongoing support of the firm's time-tested investment philosophies. We look forward to helping you achieve your financial goals in 1998 and beyond.

Sincerely,

/s/ DAVID J. KUNDERT

David J. Kundert
President and CEO,
Banc One Investment Advisors Corporation,
Investment Advisor to The One Group

[DAVID J. KUNDERT PHOTO]

For a prospectus with more complete information on The One Group Investor Funds, including management fees and expenses, please contact The One Group at 1-800-480-4111. Please read the prospectus carefully before investing.
(2/98)

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

ECONOMIC GROWTH REMAINS STRONG
Despite showing a slight slowdown from the first half of the year, U.S. economic growth during the second half of 1997 remained robust at a growth rate of 3.7%. For the entire 12-month period, the U.S. economy grew by a 3.8% growth rate.

Firm employment gains and strong consumer confidence fueled the growth rate. The unemployment rate headed steadily downward, ending the year at 4.7%. The economy witnessed an average of 301,500 new non-farm jobs being created per month, when all that is needed to absorb the growth in the labor force and keep the unemployment rate steady is 150,000.

LONG-TERM INTEREST RATES DECLINE
Slightly higher inflation in 1996 kept long-term interest rates relatively high throughout much of 1997. With prices climbing 3.3% on a year-over-year basis in 1996, investors feared that inflation would keep that pace or even climb higher in 1997.

But, as the year unfolded it became apparent that inflation was, indeed, under control. For the final six months of the year the inflation rate was 2.0%, and for the entire year prices were up only 1.7%, the best performance in 11 years.

Low prices helped pave the way for a significant decline in long-term interest rates by the end of the year. Also significant was the impact of the Asian financial crisis, which caused currency values to plunge and sent financial markets into turmoil. As worldwide events unfolded during the second half of the year, it became clear that the Asian economies would weaken. This caused investors throughout the world to turn to the safety of U.S. Treasury securities, which helped drive up prices.

As a result of these events, long-term interest rates showed a significant decline during the second half of 1997--a decline that was much greater than the economic fundamentals supported. At the end of the year, the yield on the 30-year U.S. Treasury bond was 5.92%, after starting the year at 6.64% and climbing to a high of 7.17% in early April.

FED REMAINS IDLE
The Federal Reserve remained on the sidelines during the second half of the year, after raising interest rates just once in all of 1997--a 0.25% increase of the federal funds rate in March. This lack of monetary policy action kept short-term interest rates relatively steady for the remainder of the year.

The impact of the Asian currency crisis and market meltdowns may have contributed to the Fed's decision to keep rates unchanged in the second half of 1997. While strong economic growth certainly created a valid reason for another rate hike, the Fed resisted the temptation, figuring that the Asian situation would contribute to slower growth ahead.

LOOKING AHEAD
In terms of U.S. economic growth, the Asian crisis remains a factor that can't be ignored. Thirty percent of U.S. exports go to Asia, and with many Asian countries facing currency devaluations of 35% to 80%, consumers in that region have significantly less purchasing power. Furthermore, there's the possibility that this currency crisis could spread to Latin America, where another 20% of U.S. exports are at risk if there are some currency devaluations.

The United States accounts for 28% of the non-Asian global economy, and, therefore, should be heavily influenced by the change in trade flows from Asia. Asian stock markets have dropped nearly 70% over the last several months, which undoubtedly will be reflected in lower overall consumption, particularly for foreign imports. And, as prices on goods produced in Asia continue to fall, U.S. imports from that region should go up.

As a result, cheaper goods coming from Asia, and possibly Latin America, should force domestic competitors to lower their prices (or face sharply lower sales prospects). This could push the U.S. inflation rate to as low as 1.5% in 1998, compared to 1.7% in 1997 and 3.3% in 1996. At the same time, fewer U.S. exports and greater imports should cause economic growth to slow to a 2% year-over-year average for 1998.

--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

Given all the instability overseas and the impending effects of a slowdown in the U.S. economy, we believe that the Federal Reserve will lower interest rates in 1998, probably sometime in the second half of the year. Long-term interest rates should continue their downward trend, due to lower inflation and lower economic growth. By the end of the year, we may see the yield on the 30-year Treasury bond somewhere between 5.5% and 5.75%.

/s/ ANTHONY CHAN

Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors

Portfolio Performance Review
--------------------------------------------------------------------------------
THE ONE GROUP FAMILY OF MUTUAL FUNDS                           DECEMBER 31, 1997

AS VOLATILITY HEATS UP, INTEREST RATES DECLINE
Volatility initiated by financial and market distress in Asia was the key factor at work in the bond market during the second half of 1997. As Asian currencies fell, the credit quality of Yankee bonds (securities that represent dollar-denominated, foreign-issued debt) deteriorated rapidly, causing the Yankee bond market to experience substantial losses in select issues. Furthermore, because credit ratings in the region have been significantly downgraded, it has been very difficult for Asian governments and corporations to issue new bonds to finance their ongoing operations.

Long-term U.S. interest rates fell as a result of the immediate flight to quality and the longer-run implications for slower domestic growth and lower inflation. The five-year U.S. Treasury, for example, declined by 67 basis points (one basis point equals 1/100th of a percent) during the period, from 6.37% to 5.70%.

SMART STRATEGIES LEAD TO SOLID FUND RETURNS
In absolute terms, all of The One Group bond funds enjoyed share price increases and solid total returns due to the declining interest rate environment in the second half of the year. Funds with longer durations and strong exposure to U.S. government securities performed the best. (Duration is a measure of a fund's sensitivity to interest rate changes. A higher number indicates greater sensitivity; a lower number indicates less sensitivity.) Funds with exposure to corporate and Yankee bonds posted gains, but they lagged their competitors.

We attribute the funds' relatively strong performance to the strategies we implemented early in the year. After the first quarter, when yields on 10-year Treasury bonds approached 7%, we positioned our portfolios to take advantage of the added yield available as well as the expected decline in rates. That cautious stance early in the year allowed our fund managers to take advantage of the weaker market at that time and position their portfolios for the friendlier market that was to come later in the year.

Furthermore, as we entered 1997, tight yield spreads (or differences in yield relative to risk) versus Treasuries and the extended length of the business cycle caused us to take a very cautious stance toward the corporate sector. In fact, we limited our corporate exposure during the year to securities in the short to intermediate maturity range, which proved to be an appropriate strategy. Overall, the corporate sector underperformed Treasuries, but in the short to intermediate range, corporate performance matched that of the Treasury market.

Finally, we remained positive toward mortgage-backed securities, which continued to perform in line with or better than U.S. Treasuries until December, when spreads widened due to lower mortgage rates and growing prepayment risks. Overall, mortgages outperformed Treasuries by 92 basis points during the final six months of the year.

MUNICIPAL MARKET REMAINS FAVORABLE
Technical supply and demand forces remained positive during the period, which led to solid returns in the municipal bond market. The One Group municipal bond funds posted relatively strong returns, reinforcing the continued performance consistency of the fund family's national and state-specific municipal bond funds.

Compared to the U.S. Treasury market, though, the municipal bond market was unable to keep pace during the six-month period, as intermediate-term municipal securities underperformed comparable Treasuries by about 50 basis points.

FLIGHT TO QUALITY BENEFITS MONEY MARKETS
Short-term interest rates remained relatively stable throughout the period. Late in the year, though, the money markets benefited from reduced supply and the strong demand that emerged after the financial crisis in Asia. As uncertainty reigned, investors throughout the world sought safety in the form of shorter-term, less volatile U.S. money market instruments.

All of The One Group money market funds maintained their stringent quality and liquidity standards during the period and generated solid returns.

FOCUS REMAINS ON VOLATILITY
Low inflation and slowing domestic growth should lead to lower interest rates in 1998. At the same time, we expect price volatility to increase, which will cause us to maintain a fairly cautious stance in terms of duration, credit quality and overall risk management.

While corporate bonds may remain under pressure in 1998, we still expect them to offer good performance versus other sectors, as corporate America remains strong and any weakness will likely be modest. Mortgage-backed securities and municipal securities also may be under pressure due to rising prepayments and refinancing concerns. Municipals will be aided to some degree by continued strong supply and demand influences. In the mortgage-sector we will look for issues offering good structure, or less prepayment risk.

For individual investors, the key to success in this type of environment is to diversify. Find a portfolio mix that suits your objectives, and stick with it for the long haul. And remember, volatility can create attractive opportunities, particularly for those of us who take the time to apply a long-term process and orientation to our strategic thinking and to our management of money.

/s/ GARY J. MADICH

Gary J. Madich
Senior Managing Director of Fixed-Income Securities
Banc One Investment Advisors Corporation

Please refer to the prospectus and the accompanying financial statements for further information about your Fund.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
ASSET BACKED SECURITIES (17.7%):
 $   921    Auto Finance Group, Inc., Series
              1997-B, Class B, 6.40%,
              2/15/03........................  $    920
   1,843    Auto Finance Group, Inc., Series
              1997-B, Class C, 7.00%,
              2/15/03........................     1,813
     221    Case Equipment Loan Trust, Series
              1996-B, A2, 6.25%,
              9/15/03........................       222
   2,000    Countrywide Home Equity, Series
              1997-D, Class A, 5.88%,
              12/15/23*......................     2,000
   4,753    Greentree Financial Home Equity
              Loan, 6.20%, 9/15/28*..........     4,753
   2,000    Loop Funding Master Trust I,
              Series 1997-AX, Class C1,
              6.75%, 12/26/07*...............     2,000
   5,000    MBNA Master Credit Card Trust,
              Series 1997-E, Class B, 6.03%,
              9/15/04*.......................     5,000
   2,496    Merrill Lynch Home Equity Loan,
              Series 1997-1, Class A, 5.81%,
              9/25/27*.......................     2,496
   2,828    NAL, Series 96-4, 6.90%,
              12/15/00.......................     2,774
   3,000    People's Bank Credit Card Master
              Trust, Series 97-2, Class B,
              5.96%, 4/15/05*................     2,999
     970    Structured Asset Securities
              Corp., Series 97-C1, Class D,
              6.26%, 6/25/15.................       970
   5,000    Student Loan Marketing Assoc.,
              Series 97-3, Class A3, 5.97%,
              10/25/12*......................     5,006
   5,242    The Money Store Home Equity
              Trust, Series 1993-D, Series
              A2, 5.08%, 2/15/18*............     5,168
     347    UCFC Home Equity Loan, Series
              1993-B2, Class A2, 6.20%,
              7/25/14........................       344
                                               --------
                Total Asset Backed Securities    36,465
                                               --------
           COLLATERALIZED MORTGAGE OBLIGATIONS (10.9%):
   1,965    American Housing Trust, Series
              VII, Class D, 9.25%,
              11/25/20.......................     2,219

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 1,315    Chemical Mortgage Acceptance
              Corp., 1988-2, Class A, 7.57%,
              5/25/18*.......................  $  1,351
   3,724    Citicorp Mortgage Securities,
              Series 1988-17, Class A1,
              7.11%, 11/25/18*...............     3,790
   2,982    Glendale Federal Bank, Series
              1990-1, Class A, 7.44%,
              10/25/29*......................     3,043
   1,902    Nomura Mortgage Capital Corp.,
              Series 1990-1 H, 7.00%,
              6/17/20*.......................     1,927
     679    Prudential Home Mortgage
              Securities, Series 1992-45,
              Class A4, 6.50%, 1/25/00.......       682
   3,224    Salomon Brothers Mortgage
              Securities, Series 97-2, Class
              A, 7.18%, 12/15/17*............     3,286
   4,857    Salomon Brothers, Series 1988-2
              A, 6.56%, 6/25/18*.............     4,844
   1,344    Sears Mortgage Securities Corp.
              Services, Series 1992-18, Class
              A3, 7.69%, 9/25/22*............     1,367
                                               --------
    Total Collateralized Mortgage Obligations    22,509
                                               --------
COMMERCIAL PAPER (2.4%):
   5,000    Banner Receivables, 6.20%,
              1/12/98........................     4,991
                                               --------
                       Total Commercial Paper     4,991
                                               --------
CORPORATE BONDS (1.0%):
                   Financial Services (1.0%):
   2,000    Lehman Brothers Holdings, 6.21%,
              6/3/02*........................     1,986
                                               --------
                        Total Corporate Bonds     1,986
                                               --------
FOREIGN BONDS (1.4%):
   1,402    BHN, Series 1997-1, Class A1,
              7.04%, 3/25/11*................     1,327
   1,500    Poland (Discount Brady), 6.69%,
              10/27/24, Callable 4/29/98 @
              100*...........................     1,455
                                               --------
                          Total Foreign Bonds     2,782
                                               --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
OTHER MORTGAGE BACKED SECURITIES (1.6%):
 $   750    Morgan Stanley Capital Issue,
              Series 97-C1, Class A2, 6.08%,
              8/15/06*.......................  $    750
   1,180    Structured Asset Securities
              Corp., Series 1996-C1, Class C,
              5.97%, 1/25/97 144A............     1,180
   1,283    Structured Asset Securities
              Corp., Series 97-1, 6.46%,
              2/25/27*.......................     1,295
                                               --------
       Total Other Mortgage Backed Securities     3,225
                                               --------
U.S. GOVERNMENT AGENCY MORTGAGES (64.3%):
    Federal Home Loan Mortgage Corp. (12.5%):
   2,392    6.00%, 10/1/00, Gold Pool
              #G50424........................     2,396
   1,050    7.50%, 7/15/16, Series 1106,
              Class E, CMO*..................     1,078
   2,000    6.50%, 5/15/09, Series 1628......     2,041
   2,399    7.87%, 5/1/18, Pool #840160, 1
              Year CMT ARM*..................     2,513
     428    6.74%, 12/1/21, Pool #645083, 1
              Year CMT ARM*..................       436
   4,815    7.91%, 2/1/23, Pool #845297......     5,077
   4,894    6.20%, 12/15/23, Series 1637 LG,
              CMO*...........................     4,823
   2,734    9.00%, 9/1/25, Gold #C00387......     2,923
   4,542    6.45%, 6/1/26, Pool #785586, 1
              Year CMT ARM*..................     4,551
                                               --------
                                                 25,838
                                               --------
Federal National Mortgage Assoc. (38.5%):
     245    7.00%, 3/25/98, Series 1993-112
              EA, CMO........................       245
     346    6.50%, 11/1/03, Pool #44174......       351
   2,135    6.50%, 4/1/16, Pool #344051......     2,129
   1,080    6.63%, 3/1/17, Pool #47109, 1
              Year CMT ARM*..................     1,101
   4,648    6.14%, 4/1/18, Pool #84904.......     4,645
   1,688    7.30%, 5/1/18, Pool #075505,
              6 Month T-Bill ARM*............     1,757
     494    6.74%, 6/1/18, Pool #70793, 6
              Month T-Bill ARM*..............       516
   2,889    7.50%, 1/1/20, Pool #90031, 1
              Year CMT ARM*..................     2,997

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
            Federal National Mortgage Assoc., continued:
 $ 1,828    6.25%, 1/25/20, Series 1993-102G,
              CMO............................  $  1,833
   2,705    7.73%, 5/1/20, ARM*..............     2,835
   5,924    7.27%, 7/1/20, Pool #133558, 1
              Year CMT ARM* (b)..............     6,139
   2,902    7.18%, 12/1/20, Pool #116590, 1
              Year CMT ARM*..................     3,003
   3,051    6.51%, 12/25/20, Series 1990-145,
              Class A, CMO*..................     3,061
   1,713    7.13%, 4/1/21, Pool #70983, 1
              Year CMT ARM*..................     1,779
     966    9.00%, 8/1/21, Pool #348983......     1,016
   1,023    7.58%, 11/1/21, Pool #124510, 1
              Year CMT ARM*..................     1,076
     469    7.50%, 11/1/22, Pool #193013, 1
              Year CMT ARM*..................       486
   2,718    7.14%, 3/1/23, Pool #202670, 6
              Month CD ARM*..................     2,846
   1,793    7.46%, 11/1/23, Pool #241828,
              6 Month CD ARM*................     1,881
     584    8.50%, 7/1/24, Pool #342036......       610
   1,384    8.50%, 10/1/24, Pool #345876.....     1,446
   1,469    9.00%, 4/1/25, Pool #370122......     1,547
   1,876    6.22%, 7/1/25, Pool #326092, 1
              Year CMT ARM*..................     1,951
   1,546    9.00%, 8/1/25, Pool #361354......     1,628
   6,975    7.70%, 6/1/26, Pool #313555*.....     7,191
   2,193    7.51%, 11/1/26, Pool #363030, 1
              Year CMT ARM*..................     2,256
      55    6.00%, 2/20/27, Pool #80045......        56
   4,265    6.73%, 3/18/27, Series 1997-7 FB,
              CMO*...........................     4,277
   4,284    7.17%, 7/1/27, Pool #70179, 1
              Year CMT ARM*..................     4,440
   4,451    6.15%, 3/15/27, Pool #67694, COFI
              ARM............................     4,448
   4,948    6.17%, 8/1/29, Pool# 303742*.....     4,945
   4,592    7.50%, 1/1/31, Pool #124945, 1
              Year CMT ARM*..................     4,816
                                               --------
                                                 79,307
                                               --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Ultra Short-Term Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc. (13.3%):
 $ 2,190    9.00%, 11/15/24, Pool #780029....  $  2,378
   4,893    6.50%, 7/20/27, Pool #80095, 1
              Year CMT ARM...................     4,966
  14,852    6.00%, 7/20/27, Pool #80094, 1
              Year CMT ARM...................    15,038
   4,989    7.50%, 11/20/27, Pool # 80136*...     5,036
                                               --------
                                                 27,418
                                               --------
       Total U.S. Government Agency Mortgages   132,563
                                               --------

PRINCIPAL                                       MARKET
 AMOUNT           SECURITY DESCRIPTION          VALUE
---------   ---------------------------------  --------
REPURCHASE AGREEMENTS (0.8%):
 $ 1,601    Prudential Securities, 6.80%,
              01/02/98 (Collateralized by
              $2,324 U.S. Government Agency
              Securities, 6.19%, 10/1/24,
              market value $1,649)...........  $  1,601
                                               --------
                  Total Repurchase Agreements     1,601
                                               --------
                    Total (Cost $205,155) (a)  $206,122
                                               ========

------------

Percentages indicated are based on net assets of $206,003.
(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $1,188
                   Unrealized depreciation.....................................    (273)
                                                                                 ------
                   Net unrealized appreciation.................................  $  915
                                                                                 ======

(b) Serves as collateral for futures contracts.

At December 31, 1997, the Portfolio's open futures contracts were as follows:

                                                                                          CURRENT
                                                                               OPENING    MARKET
                   NUMBER OF                                                  POSITIONS    VALUE
                   CONTRACTS                   CONTRACT TYPE                    (000)      (000)
                   ---------   ---------------------------------------------    -----      -----
                    35         Short U.S. 5 Year Note March 1998 Futures....    (5,413)    (5,431)
                    80         Short U.S. 2 Year Note March 1998 Futures....   (24,894)   (24,928)
                                                                               -------    -------
                                                                               (30,307)   (30,359)
                                                                               =======    =======

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect at December 31, 1997.

ARM  Adjustable Rate Mortgage
CD   Certificate of Deposit
CMO  Collateralized Mortgage Obligation
CMT  Collateralized Mortgage Trust
COFI Cost of Funds Index

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
ASSET BACKED SECURITIES (14.2%):
 $ 2,481    Bay View Auto Trust, Series 97-RA1,
              Class A1, 6.29%, 12/15/01........  $  2,480
   4,954    Case Equipment Loan Trust, 96-A,
              Class A2, 5.50%, 2/15/03.........     4,933
     200    CIT Group Securitization Corp.,
              Series 1995-1, Class A1, 7.70%,
              8/15/20..........................       201
   7,750    Citibank, Master Series 97-9, Class
              A, 0.00%, 8/15/06................     5,154
   4,525    Consumer Portfolio Services, Series
              1997-2 A, 6.65%, 10/15/02........     4,552
   3,313    Countrywide Asset-Backed
              Certificate, 6.53%, 2/25/14......     3,346
   5,927    DVI Equipment Receivables Trust,
              Series 1997-A, Class A, 6.45%,
              1/15/04..........................     5,983
   1,010    EQCC Home Equity Loan Trust,
              1996-3, Class A3, 6.20%,
              7/15/05..........................     1,008
   5,681    Fifth Third Auto Grantor Trust,
              1996-A, Class A, 6.20%,
              9/15/01..........................     5,688
   4,750    Fifth Third Auto Grantor Trust,
              1996-B, Class A, 6.45% 3/15/02...     4,770
   5,000    Ford Motor Credit Auto Loan Master,
              1995-1, Class A, 6.50%,
              8/15/02..........................     5,055
   6,500    Metris Mastertrust, 7.11%,
              10/1/05..........................     6,702
   2,828    NAL, Series 96-4, 6.90%,
              12/15/00.........................     2,774
   7,000    National Premier Funding, Series
              1995-6, 7.00%, 6/1/99............     7,015
   2,062    Navistar Financial Corp. Owner
              Trust, 1996-B, Class A2, 5.93%,
              11/20/99.........................     2,063
  10,623    Newcourt Receivables Trust, 1996-3,
              Class A, 6.24%, 12/20/04.........    10,620
   6,208    Olympic Automobile Receivables
              Trust, 1996-D, Class A2, 5.75%,
              4/15/00..........................     6,198
   7,000    Proffitt's Credit Card Master
              Trust, Series 1997-2, Class B,
              6.69%, 12/15/00..................     7,122
       0    Union Federal Savings Bank Trust,
              Series 1993-C, 4.88%, 2/15/00
              (c)..............................         0
                                                 --------
                  Total Asset Backed Securities    85,664
                                                 --------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%):
     104    Prudential Home Mortgage, Series
              1992-44, 6.00%,
              1/25/98, CMO.....................       104
                                                 --------
      Total Collateralized Mortgage Obligations       104
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
CORPORATE BONDS (10.8%):
Banking, Finance & Insurance (9.6%):
 $ 3,000    Avco Financial Services, 7.25%,
              7/15/99..........................  $  3,060
   1,000    Caterpillar Financial Services,
              6.35%, 4/1/99....................     1,004
   1,000    Dean Witter Discover & Co.,
              6.25%, 3/15/00...................     1,005
   1,850    Ford Motor Credit Corp.,
              7.45%, 4/13/00...................     1,906
   7,000    Ford Motor Credit Corp.,
              8.38%, 1/15/00...................     7,315
   2,650    GMAC, 7.13%, 5/10/00...............     2,710
   7,000    Goldman Sachs Group, 7.80%,
              7/15/02, 144A....................     7,420
  10,000    Greenwich Capital, 7.04%, 12/13/99,
              Private Placement................     9,999
   1,400    International Lease Finance, 5.83%,
              3/12/98..........................     1,400
   4,500    Lehman Brothers Holdings, Inc.,
              8.88%, 11/1/98...................     4,601
   5,000    Lehman Brothers Holdings, Inc.,
              7.63%, 8/1/98....................     5,046
   3,000    Lehman Brothers Holdings, Inc.,
              10.00%, 5/15/99..................     3,150
   4,000    Lehman Brothers Holdings, Inc.,
              9.88%, 10/15/00..................     4,360
   5,000    Visa International, 6.72%, 2/4/02,
              144A.............................     5,069
                                                 --------
                                                   58,045
                                                 --------
Industrial Goods & Services (1.2%):
   2,000    Columbia Pictures Entertainment,
              Inc., 9.88%, 2/1/98..............     2,004
   5,000    Sears Roebuck Co., 6.69%,
              8/13/01..........................     5,075
                                                 --------
                                                    7,079
                                                 --------
                          Total Corporate Bonds    65,124
                                                 --------
OTHER MORTGAGE BACKED SECURITIES (1.7%):
   5,150    Evans Withycombe Finance Trust,
              Series 1, Class A1, 7.98%,
              8/1/01...........................     5,406
   4,755    Nomura Mortgage Capital Corp.,
              Series 90-1, Class H, 7.00%,
              6/17/20..........................     4,818
                                                 --------
         Total Other Mortgage Backed Securities    10,224
                                                 --------
U.S. GOVERNMENT AGENCY MORTGAGES (37.9%):
Federal Home Loan Mortgage Corp. (16.9%):
   1,851    6.50%, 1/1/01, Pool #M8038.........     1,857
  10,883    7.00%, 1/1/02, Pool #G50415........    11,032
   9,744    6.50%, 5/1/02, Pool #G50444........     9,796
     331    9.00%, 12/1/05, Pool #G00005.......       346
     333    9.00%, 1/1/06, Pool #G00012........       348
     654    8.00%, 10/1/06, Pool #G00052.......       676
   1,987    7.00%, 3/1/07, Pool #G34594........     2,018

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
 $ 2,592    7.50%, 4/1/07, Pool #G00084........  $  2,660
   1,942    7.00%, 4/1/07, Pool #G00087........     1,972
   3,169    7.50%, 11/1/07, Pool #E00165.......     3,252
   4,300    8.50%, 2/1/08, Gold Pool #10133....     4,465
   2,109    7.00%, 12/1/08, Pool #E20065.......     2,150
   2,532    8.00%, 1/1/10, Pool #G00355........     2,615
   7,279    8.00%, 2/1/10, Pool #G10328........     7,518
   9,371    7.00%, 10/1/10, Gold Pool
              #E61709..........................     9,567
  12,932    7.00%, 5/1/11, Pool #E20241........    13,146
  10,000    5.25%, 9/15/15, REMIC/CMO, Series
              1638, Class BC...................     9,948
  13,209    8.25%, 12/15/16, REMIC/CMO, Series
              1770, Class PD...................    13,517
   4,507    6.68%, 10/1/26, Pool #785652.......     4,597
                                                 --------
                                                  101,480
                                                 --------
Federal National Mortgage Assoc. (14.5%):
  10,112    6.50%, 8/1/01, Pool #190976........    10,134
  14,921    7.00%, 7/17/05, Series 97-26 Gd....    15,234
     198    9.00%, 9/1/05, Pool #50340.........       207
  21,146    6.60%, 10/18/05, 97-26 B...........    21,298
     204    9.00%, 11/1/05, Pool #50361........       213
     242    8.50%, 4/1/06, Pool #116875........       251
  13,863    7.42%, 9/1/06, Pool #73618.........    14,863
   7,063    7.00%, 6/1/10, Pool #315928........     7,207
   6,150    6.50%, 9/1/10, Pool #325479........     6,181
   4,859    6.50%, 10/1/10, Pool #250377.......     4,883
   3,053    7.00%, 11/1/10, Pool #250387.......     3,115
   3,614    7.50%, 2/1/11, Pool #303755........     3,710
                                                 --------
                                                   87,296
                                                 --------
Government National Mortgage Assoc. (3.0%):
       3    8.00%, 2/15/02, Pool #192917.......         3
      19    8.00%, 3/15/02, Pool #209172.......        20
       3    9.00%, 6/15/02, Pool #229311.......         3
      73    9.00%, 10/15/02, Pool #229569......        77
      15    8.00%, 6/15/05, Pool #28827........        15
      11    9.00%, 9/15/05, Pool #292569.......        12
      65    9.00%, 10/15/05, Pool #292589......        69
      15    8.00%, 5/15/06, Pool #303851.......        16
       6    8.00%, 7/15/06, Pool #307231.......         6
      45    8.00%, 8/15/06, Pool #311166.......        46
      39    8.00%, 9/15/06, Pool #311301.......        40
     325    8.00%, 10/15/06, Pool #316915......       338
      42    8.00%, 11/15/06, Pool #311131......        44
     269    8.00%, 11/15/06, Pool #313528......       280
      87    8.00%, 11/15/06, Pool #315078......        90
     414    8.00%, 11/15/06, Pool #312210......       431
     116    8.00%, 11/15/06, Pool #316671......       121
     151    8.00%, 12/15/06, Pool #311384......       157

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   102    8.00%, 1/15/07, Pool #317663.......  $    106
     283    8.00%, 2/15/07, Pool #316086.......       294
     178    8.00%, 3/15/07, Pool #318825.......       185
      73    8.00%, 3/15/07, Pool #178684.......        76
     173    8.00%, 4/15/07, Pool #316441.......       180
  11,148    6.88%, 11/20/25, Pool #8746 ARM....    11,406
   4,029    7.00%, 1/20/26, Pool #8790.........     4,127
                                                 --------
                                                   18,142
                                                 --------
U.S. Government Agencies (3.5%):
  20,000    Tennessee Valley Authority, 8.38%,
              10/1/99 (b)......................    20,800
                                                 --------
         Total U.S. Government Agency Mortgages   227,718
                                                 --------
U.S. GOVERNMENT AGENCY SECURITIES (15.8%):
               Federal Farm Credit Bank (0.3%):
   1,735    5.31%, 5/26/98.....................     1,733
                                                 --------
Federal Home Loan Bank (6.8%):
     750    5.99%, 8/27/98.....................       749
   1,000    5.97%, 8/27/98.....................     1,001
   2,000    5.64%, 11/9/98.....................     1,997
   4,000    6.60%, 4/13/99 (b).................     4,043
  17,000    5.58%, 2/23/01 (b).................    16,807
  10,000    7.78%, 10/19/01 (b)................    10,630
   5,485    7.02%, 10/1/26, Pool #785674
              ARM*.............................     5,632
                                                 --------
                                                   40,859
                                                 --------
Federal National Mortgage Assoc. (8.7%):
   3,000    8.20%, 3/10/98 (b).................     3,014
   2,000    5.30%, 3/11/98 (b).................     1,999
   3,600    6.90%, 3/27/98.....................     3,610
   4,000    5.35%, 4/1/98......................     3,997
   2,000    5.55%, 3/12/99.....................     1,996
   2,000    5.80%, 3/19/99.....................     1,996
   4,000    6.35%, 4/8/99......................     4,023
  22,000    5.72%, 3/8/01 (b)..................    21,896
  10,000    6.16%, 3/29/01 (b).................    10,080
                                                 --------
                                                   52,611
                                                 --------
        Total U.S. Government Agency Securities    95,203
                                                 --------
U.S. TREASURY OBLIGATIONS (17.0%):
U.S. Treasury Notes (9.7%):
   2,000    7.88%, 4/15/98.....................     2,014
   2,000    6.13%, 5/15/98.....................     2,005
   2,000    5.88%, 8/15/98.....................     2,003
   2,000    7.13%, 10/15/98....................     2,023
   1,500    6.38%, 1/15/99.....................     1,512
   3,000    6.50%, 4/30/99.....................     3,033
   1,000    6.38%, 4/30/99.....................     1,009
   1,300    5.88%, 11/15/99 (b)................     1,305
   2,500    7.75%, 1/31/00 (b).................     2,601

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Limited Volatility Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
            U.S. TREASURY OBLIGATIONS, CONTINUED:
            U.S. Treasury Notes, continued:
 $ 3,500    8.50%, 2/15/00.....................  $  3,696
   3,650    5.88%, 2/15/00 (b).................     3,665
   4,000    8.88%, 5/15/00.....................     4,287
   2,400    6.25%, 5/31/00.....................     2,430
   1,250    6.13%, 9/30/00.....................     1,263
  10,000    6.63%, 6/30/01 (b).................    10,280
  14,500    6.50%, 10/15/06 (b)................    15,191
                                                 --------
                                                   58,317
                                                 --------
            U.S. Treasury STRIPS (7.3%):
   7,000    2/15/99 (b)........................     6,575
  17,500    2/15/00 (b)........................    15,535
  15,000    11/15/01 (b).......................    12,064
  15,500    7/15/05............................    10,044
                                                 --------
                                                   44,218
                                                 --------
                Total U.S. Treasury Obligations   102,535
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
            YANKEE & EURODOLLAR (1.9%):
 $ 5,000    Industrial Bank of Korea, 7.10%,
              10/15/01.........................  $  4,000
   5,000    Peoples Republic of China, 7.38%,
              7/3/01...........................     5,063
   5,000    Shinhan Bank, 7.25%, 6/26/02,
              144A.............................     2,500
                                                 --------
                      Total Yankee & Eurodollar    11,563
                                                 --------
            REPURCHASE AGREEMENTS (0.1%):
     892    PRUDENTIAL SECURITIES, 6.80%,
              1/2/98 (Collateralized by $1,295
              U.S. Government Agency
              Securities, 6.19%, 10/1/24,
              market value $919)...............       892
                                                 --------
                    Total Repurchase Agreements       892
                                                 --------
                      Total (Cost $593,578) (a)  $599,027
                                                 ========

------------

Percentages indicated are based on net assets of $602,440.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $9,089
                   Unrealized depreciation.....................................  (3,640)
                                                                                 ------
                   Net unrealized appreciation.................................  $5,449
                                                                                 ======

(b) A portion of this security was loaned as of December 31, 1997.

(c) Rounds to less than $1,000.

 * The interest rate, for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect at December 31, 1997.

ARM   Adjustable Rate Mortgage
CMO  Collateralized Mortgage Obligation

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
ASSET BACKED SECURITIES (9.0%):
 $ 1,000    Advanta Credit Card Master Trust,
              Series 1996-A, 6.00%, 11/15/05...  $  1,012
     911    Advanta Mortgage Loan Trust, Series
              1994-4, Class A1, 8.55%,
              11/25/12.........................       927
   5,000    Aesop Funding II, Series 1997-1,
              Class A2, 6.40%, 10/20/03........     5,018
   3,497    Aircraft Lease Portfolio
              Securitization Ltd., Series 94-1,
              Class A2, 7.15%, 9/15/04.........     3,516
     823    Chase Manhattan Guarantor Trust,
              Series 1996-A, Class A, 5.20%,
              2/15/02..........................       817
   1,000    Chemical Master Credit Card Trust,
              Series 1995-2, Class A, 6.23%,
              6/15/03..........................     1,005
   1,010    EQCC Home Equity Loan Trust,
              1996-3, Class A3, 6.20%,
              7/15/05..........................     1,008
   6,000    EQCC Home Equity Loan Trust, Series
              1996-4, Class A6, 6.88%,
              7/15/14..........................     6,123
   1,150    Ford Motor Credit Auto Loan Master,
              1995-1, Class A, 6.50%,
              8/15/02..........................     1,163
   3,000    Greentree Financial Home
              Improvement Corp., Series 1997-D,
              Class HIA2, 6.45%, 10/15/23......     3,017
  10,000    Keycorp Auto, Series 1997-2A4,
              6.15%, 10/15/01..................    10,009
   4,241    NAL, Series 96-4, 6.90%,
              12/15/00.........................     4,162
   3,247    NAL, Series 97-2 Class A, 7.75%,
              12/15/02.........................     3,245
     750    Prime Credit Card Master Trust,
              Series 1996-1, 6.70%, 7/15/04....       762
   5,000    Rental Car Finance, Series 97-1,
              Class A2, 6.45%, 8/25/04.........     5,021
     700    Sears Credit Account Master Trust,
              Series 1995-4, Class A, 6.25%,
              1/15/03..........................       701
   4,000    Team Fleet Financing Corp., Series
              97-1, Class A, 7.35%, 5/15/03....     4,148
     363    UCFC Home Equity Loan, Series
              1994-A, Class A2, 5.53%,
              5/10/09..........................       363
     550    UFSB, Series 1994-B, Class B,
              6.43%, 7/10/00...................       550
   2,950    Union Acceptance Corp., Series
              1995-D, 6.03%, 1/7/03............     2,941
   6,000    World Financial Network Credit
              Card, Series 96-1, Class A,
              6.70%, 2/15/04...................     6,110
                                                 --------
                  Total Asset Backed Securities    61,618
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
COMMERCIAL PAPER (1.0%):
Financial Services (1.0%):
 $ 7,000    Broadway Capital Corp., 6.20%,
              1/20/98..........................  $  6,976
                                                 --------
  Total Commercial Paper                            6,976
                                                 --------
CORPORATE BONDS (17.4%):
Banking, Finance & Insurance (7.6%):
   5,000    Bankers' Trust, 7.25%, 1/15/03.....     5,181
   4,000    Capital One Bank, 6.61%, 6/22/99...     4,010
   3,000    First Hawaiian, Inc., 6.25%,
              8/15/00..........................     2,996
   1,000    Ford Motor Credit Corp., 6.63%,
              6/30/03..........................     1,020
  10,000    Goldman Sachs Group, 6.38%,
              6/15/00..........................    10,050
   5,000    Greenwich Capital, 7.04%, 12/13/99,
              Private Placement................     5,000
   3,000    Lehman Brothers Holdings, Inc.,
              9.88%, 10/15/00..................     3,270
   5,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02....................     5,456
   3,000    Lehman Brothers Holdings, Inc.,
              7.25%, 4/15/03...................     3,109
   6,000    Liberty Mutual Insurance, 8.20%,
              5/4/07 (b).......................     6,645
   5,000    Metropolitan Life, 7.70%,
              11/1/15..........................     5,350
                                                 --------
                                                   52,087
                                                 --------
Gas & Electric Utility (0.7%):
   2,500    Duke Power Co., 7.00%, 6/1/00......     2,553
   2,229    Kern River Fund, 6.42%, 3/31/01
              (b)..............................     2,232
                                                 --------
                                                    4,785
                                                 --------
Industrial Goods & Services (2.7%):
   2,000    Dayton Hudson Corp., 7.50%,
              3/1/99...........................     2,035
   5,000    Excel Paralubes Funding, 7.13%,
              11/1/11..........................     5,160
   2,000    Limited, Inc., 8.88%, 8/15/99......     2,080
     600    Lockheed Martin Corp., 9.38%,
              10/15/99.........................       632
   5,000    Sears Roebuck Acceptance, Series
              MTN3, 7.07%, 9/18/01.............     5,138
   2,500    Union Oil Co., 7.24%, 4/1/99.......     2,538
     650    VF Corp., 6.63%, 3/15/03...........       658
                                                 --------
                                                   18,241
                                                 --------
Real Estate (1.3%):
   5,000    Meditrust, 7.60%, 7/15/01..........     5,138
   4,000    Prime Properties Funding, 6.80%,
              8/15/02..........................     4,065
                                                 --------
                                                    9,203
                                                 --------
Yankee & Eurodollar (5.1%):
   3,000    Avon Energy Partners, 6.73%,
              12/11/02.........................     3,015
   2,300    China Light & Power, 7.50%,
              4/15/06..........................     2,283
   3,000    D.R. Investments, 7.10%, 5/15/02...     3,083
   4,000    Dao Heng Bank, 7.75%, 1/24/07......     3,525
   3,000    Industrial Finance Corp.-Thailand,
              7.00%, 8/04/07...................     2,850

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
                          Yankee & Eurodollar, continued:
 $ 4,000    Kingdom of Thailand, 7.75%, 4/15/07
              (b)..............................  $  2,800
     500    Nippon Telephone & Telegraph,
              9.50%, 7/27/98...................       510
   6,225    Petronas, 6.88%, 7/1/03 (b)........     5,960
   5,000    Pohang Iron & Steel Co., 7.38%,
              5/15/05..........................     3,900
   4,500    Poland, 6.69%, 10/27/24, Callable
              4/29/98 @ 100*...................     4,365
   3,000    Ras Laffan Gas, 7.63%, 9/15/06.....     2,910
                                                 --------
                                                   35,201
                                                 --------
Total Corporate Bonds                             119,517
                                                 --------
OTHER MORTGAGE BACKED SECURITIES (4.4%):
   1,826    BHN, Series 1997-1, Class A2,
              7.92%, 7/25/09...................     1,728
   4,000    Equitable, Series 174, Class A1,
              7.24%, 5/15/06, Private
              Placement........................     4,218
   1,856    Independent National Mortgage
              Corp., Series 1995-S, Class A1,
              7.10%, 1/15/26...................     1,851
   2,000    J.P. Morgan & Co., Inc., Series
              1997, Class C4, 7.47%,
              12/26/28.........................     2,109
   5,000    JPMC, Series 1996-C2, Class B,
              6.80%, 11/25/27..................     5,057
   5,000    MLMI, Series 97-C2 A2, 6.54%,
              12/10/29.........................     5,036
   4,000    Mortgage Capital Funding Inc.,
              Series 1996-MC2, Class A3, 7.08%,
              9/20/06..........................     4,124
   3,013    Prudential Home Mortgage
              Securities, 6.50%, 5/25/00.......     3,005
   3,022    Wells Fargo Capital Markets, Series
              96-1, Class A1, 6.56%,
              12/29/05.........................     3,056
                                                 --------
  Total Other Mortgage Backed Securities ......    30,184
                                                 --------
U.S. GOVERNMENT AGENCY MORTGAGES (37.3%):
Federal Home Loan Mortgage Corp. (13.5%):
   9,984    6.50%, 10/1/04, Gold Pool
              #M80495..........................    10,015
   2,000    7.00%, 6/15/06, Series #1457-PH,
              CMO..............................     2,031
      56    8.00%, 4/1/07, Pool #160022........        58
     942    7.50%, 8/1/08, Gold Pool #G10117...       967
   9,338    6.00%, 12/15/08, Series 1624,
              CMO..............................     9,091
   1,887    8.50%, 1/1/10, Gold Pool #E00356...     1,960
   3,893    8.50%, 1/1/10, Gold Pool #G10305...     4,042
     228    7.00%, 8/1/10, Gold Pool #E20187...       233
   3,560    7.00%, 9/1/10, Gold Pool #E00393...     3,629
   3,424    7.50%, 7/1/11, Gold Pool #E20253...     3,521
   9,834    7.00%, 9/1/12, Gold Pool #
              E00506...........................     9,985
   7,000    6.50%, 12/1/12, 15 Year TBA........     7,011
   8,000    8.00%, 2/15/20, Gold Series
              #1770-PE, CMO....................     8,286

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
 $ 3,000    6.00%, 4/15/20, Series #1534-F,
              CMO..............................  $  2,954
     614    8.00%, 7/1/20, Gold Pool #A01047...       643
   3,000    6.50%, 10/15/21, Series #1590-GA,
              CMO..............................     3,017
      27    7.00%, 4/1/22, Pool #D17544........        27
   2,762    8.00%, 8/1/24, Pool #G00245........     2,868
   2,646    8.00%, 11/1/24, Gold Pool
              #C00376..........................     2,748
   4,001    7.50%, 8/1/25, Gold Pool #C00414...     4,111
   3,652    7.00%, 4/1/26, Pool #C00452........     3,693
   4,005    6.98%, 7/1/26, Pool #785618........     4,043
   7,038    7.50%, 1/15/27, Series 1927, CMO...     7,395
                                                 --------
                                                   92,328
                                                 --------
Federal National Mortgage Assoc. (9.3%):
       5    6.50%, 12/1/02, Pool #6345.........         5
   1,684    8.00%, 9/25/04, Series 1991-155G...     1,722
   2,000    6.75%, 12/25/04, Series 1993-6C,
              CMO..............................     2,010
   1,500    7.05%, 6/25/06, Series 1993-11,
              Class G..........................     1,528
     730    7.00%, 1/1/07, Pool #145771........       741
   2,500    7.50%, 8/25/07, Series G92-48,
              Class H, CMO.....................     2,552
     412    7.50%, 11/1/09, Pool #158..........       424
   2,628    7.00%, 6/1/10, Pool #312903........     2,682
   4,252    6.50%, 12/1/10, Pool #322598.......     4,273
   1,647    6.50%, 4/1/11, Pool #337903........     1,655
     240    7.50%, 5/1/14, Pool #57930.........       248
     591    5.70%, 8/25/16, Series G93-39,
              Class A, CMO.....................       582
     117    7.00%, 4/1/17, Pool #44696.........       119
     588    7.95%, 8/25/19, Series 1990-14,
              CMO..............................       598
     500    6.25%, 11/25/19, Series G93-32,
              Class PG.........................       484
     101    8.00%, 3/1/21, Pool #70825.........       105
   2,000    5.00%, 5/25/22, Series G93-10,
              Class G, CMO.....................     1,828
   3,210    7.50%, 11/1/22, Pool #189190.......     3,297
   2,116    8.00%, 5/1/24, Pool #250066........     2,197
   4,217    8.50%, 7/1/24, Pool #250103........     4,418
   2,701    7.50%, 10/1/24, Pool #303031.......     2,774
   1,018    8.50%, 5/1/25, Pool #308499........     1,068
     334    7.50%, 5/1/25, Pool #293928........       343
     824    7.50%, 5/1/25, Pool #311810........       847
   1,450    8.50%, 6/1/25, Pool #315277........     1,520
   3,443    7.00%, 7/1/25, Pool #312931........     3,480
   3,486    7.00%, 7/1/25, Pool #290387........     3,523
   4,762    7.13%, 6/1/26, Pool #341503........     4,840
   4,950    7.00%, 9/1/27, Pool #313687........     4,987
   9,000    6.00%, 11/1/27, Series 1997-79,
              Class PE.........................     8,703
                                                 --------
                                                   63,553
                                                 --------
Government National Mortgage Assoc. (14.5%):
       0    10.50%, 2/15/98, Pool #59539 (c)...         0
       2    10.50%, 7/15/98, Pool #069629......         2

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $     4    11.00%, 9/15/98, Pool #101670......  $      4
       0    10.50%, 9/15/98, Pool #103573
              (c)..............................         0
       4    11.00%, 6/15/99, Pool #110948......         5
       5    11.00%, 3/15/00, Pool #123750......         5
       6    10.00%, 12/15/00, Pool #136214.....         6
      52    10.00%, 1/15/01, Pool #145167......        55
      50    10.00%, 1/15/01, Pool #145328......        53
      11    9.00%, 6/15/01, Pool #166985.......        11
       1    9.00%, 6/15/01, Pool #164431.......         1
       5    9.00%, 6/15/01, Pool #161443.......         5
       5    8.50%, 6/15/01, Pool #162447.......         5
      50    8.50%, 6/15/01, Pool #137056.......        52
      35    6.50%, 6/15/01, Pool #1305.........        35
      37    6.50%, 6/15/01, Pool #1305.........        37
       8    9.00%, 7/15/01, Pool #155822.......         9
      44    9.00%, 8/15/01, Pool #173460.......        46
      59    8.50%, 8/15/01, Pool #164207.......        61
       6    9.00%, 9/15/01, Pool #177121.......         6
       4    9.00%, 10/15/01, Pool #177634......         5
      62    9.00%, 10/15/01, Pool #179852......        65
       7    9.00%, 10/15/01, Pool #185596......         8
      10    9.00%, 11/15/01, Pool #174365......        10
      89    9.00%, 11/15/01, Pool #191819......        93
       3    8.50%, 11/15/01, Pool #183462......         3
      44    8.50%, 12/15/01, Pool #199837......        46
      12    8.50%, 12/15/01, Pool #182959......        12
      48    8.50%, 12/15/01, Pool #199182......        50
      10    9.00%, 1/15/02, Pool #205001.......        10
      69    8.00%, 3/15/02, Pool #205933.......        72
      50    8.00%, 3/15/02, Pool #210065.......        52
      55    8.50%, 5/15/02, Pool #213776.......        57
      33    8.00%, 5/15/02, Pool #203042.......        34
      61    8.00%, 5/15/02, Pool #180296.......        64
      87    8.50%, 6/15/02, Pool #2297.........        91
      41    9.00%, 8/15/02, Pool #232424.......        43
      52    9.00%, 10/15/02, Pool #246307......        54
      10    9.00%, 11/15/02, Pool #235553......        11
       3    9.00%, 6/15/03, Pool #247863.......         4
      45    8.50%, 9/15/04, Pool #274390.......        47
      86    9.00%, 10/15/04, Pool #281655......        90
      63    9.00%, 10/15/04, Pool #229506......        67
      60    8.50%, 10/15/04, Pool #277469......        63
      96    8.50%, 11/15/04, Pool #253471......       100
      81    9.00%, 5/15/05, Pool #288771.......        86
      29    9.00%, 6/15/05, Pool #283904.......        30
      98    9.00%, 8/15/05, Pool #297031.......       103
      53    9.50%, 10/15/05, Pool #291846......        56
      15    9.00%, 10/15/05, Pool #292589......        15
      83    9.00%, 11/15/05, Pool #292610......        87
      39    9.00%, 11/15/05, Pool #299161......        41
      63    9.00%, 12/15/05, Pool #299569......        66
      70    7.50%, 2/15/06, Pool #7855.........        72
      82    8.50%, 4/15/06, Pool #307487.......        85
      50    7.50%, 6/15/06, Pool #7855.........        52
      30    8.00%, 10/15/06, Pool #11503.......        31
      72    8.00%, 1/15/07, Pool #14709........        76

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    27    7.50%, 4/15/07, Pool #16991........  $     28
     239    7.50%, 5/15/07, Pool #329528.......       246
      71    7.50%, 7/15/07, Pool #17316........        74
     125    7.50%, 8/15/07, Pool #19015........       128
      22    9.00%, 1/15/09, Pool #26076........        23
     125    9.00%, 4/15/09, Pool #30352........       135
      82    8.00%, 5/15/09, Pool #385676.......        86
   4,400    6.50%, 7/15/09, Pool #780316.......     4,449
      24    8.00%, 8/15/09, Pool #372143.......        25
      38    9.50%, 10/15/09, Pool #36582.......        42
     578    8.00%, 10/15/09, Pool #380639......       601
      12    11.00%, 2/15/10, Pool #38993.......        14
   1,390    7.50%, 2/15/12, Pool #393363.......     1,431
   1,915    7.50%, 3/15/12, Pool #399163.......     1,973
   1,443    7.50%, 3/15/12, Pool #441145.......     1,486
      40    10.50%, 2/15/13, Pool #6507........        44
       2    12.00%, 1/15/15, Pool #112920......         2
      71    9.00%, 8/15/16, Pool #164502.......        77
      40    9.50%, 9/15/16, Pool #158201.......        43
      20    9.00%, 9/15/16, Pool #168987.......        21
      46    9.00%, 9/15/16, Pool #179044.......        50
      19    9.00%, 9/15/16, Pool #175362.......        21
      64    9.00%, 12/15/16, Pool #198652......        70
      57    9.50%, 1/15/17, Pool #185619.......        62
     129    8.50%, 1/15/17, Pool #203625.......       138
      38    9.00%, 3/15/17, Pool #180330.......        42
       9    8.50%, 3/15/17, Pool #196700.......        10
     212    8.50%, 5/15/17, Pool #217536.......       226
      10    8.50%, 6/15/17, Pool #188545.......        11
   2,560    8.50%, 11/15/17, Pool #780086......     2,738
     193    9.00%, 7/15/18, Pool #226769.......       210
       8    9.50%, 9/15/18, Pool #258627.......         9
      40    9.50%, 12/15/18, Pool #229531......        44
      37    9.50%, 10/15/19, Pool # 279630.....        40
      61    9.00%, 11/15/19, Pool #279649......        66
     130    9.50%, 2/15/20, Pool #281655.......       141
      45    9.00%, 2/15/20, Pool #286315.......        48
      12    7.50%, 7/20/20, Series 1996-25.....        12
      55    9.50%, 9/15/20, Pool #292918.......        60
      70    9.00%, 7/15/21, Pool #311256.......        76
     185    8.00%, 4/15/22, Pool #325461.......       193
     264    8.00%, 5/15/22, Pool #317346.......       276
      15    8.00%, 5/15/22, Pool #317358.......        16
     104    8.00%, 5/15/22, Pool #320675.......       109
     419    8.00%, 7/15/22, Pool #183670.......       437
   2,759    8.00%, 7/15/22, Pool #426612.......     2,866
     467    7.50%, 8/15/22, Pool #333881.......       481
   1,700    7.00%, 8/15/23, Pool #352108.......     1,723
   6,751    7.00%, 9/15/23, Pool #363030.......     6,839
   2,373    7.00%, 11/15/23, Pool #352022......     2,405
   8,933    6.50%, 1/15/24, Pool #366706.......     8,905
  11,032    7.00%, 2/15/24, Pool #371281.......    11,174
   3,492    9.00% 11/15/24, Pool #780029.......     3,791
   1,884    7.50%, 1/15/26, Pool #416874.......     1,937
   1,829    7.50%, 3/15/26, Pool #422292.......     1,879
   2,825    7.50%, 4/15/26, Pool #426059.......     2,901

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
             U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
          Government National Mortgage Assoc., continued:
 $ 2,496    8.00%, 7/15/26, Pool #428509.......  $  2,592
   2,879    7.50%, 11/15/26, Pool #442119......     2,955
  10,001    7.00%, 6/15/27, Pool #780584.......    10,120
   5,185    7.50%, 7/15/27, Pool #411829.......     5,315
   4,638    7.50%, 7/15/27, Pool #442119.......     4,754
  10,070    6.00%, 10/20/27, Pool #80122, 1
              Year CMT ARM.....................    10,164
                                                 --------
                                                   99,183
                                                 --------
  Total U.S. Government Agency Mortgages          255,064
                                                 --------
U.S. GOVERNMENT AGENCY SECURITIES (0.1%):
Federal Home Loan Bank (0.1%):
     800    7.06%, 2/12/99.....................       811
                                                 --------
  Total U.S. Government Agency Securities             811
                                                 --------
U.S. TREASURY OBLIGATIONS (29.7%):
U.S. Treasury Bonds (6.0%):
   3,000    10.75%, 5/15/03....................     3,683
  10,000    7.50%, 11/15/16 (b)................    11,680
   3,000    8.75%, 5/15/17 (b).................     3,933
  11,000    8.13%, 8/15/19 (b).................    13,762
   8,000    6.25%, 8/15/23 (b).................     8,238
                                                 --------
                                                   41,296
                                                 --------
U.S. Treasury Inflation Protected Bonds (1.4%):
  10,199    3.38%, 1/15/07 (b).................     9,938
                                                 --------
U.S. Treasury Notes (22.3%):
   7,000    7.25%, 2/15/98 (b).................     7,013
   5,000    8.25%, 7/15/98 (b).................     5,072
   4,000    4.75%, 8/31/98 (b).................     3,979
   2,500    7.13%, 10/15/98 (b)................     2,529
   3,000    8.88%, 11/15/98....................     3,082
   3,000    5.875%, 3/31/99....................     3,009
   6,000    8.00%, 8/15/99.....................     6,214

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
 $10,000    7.50%, 10/31/99 (b)................  $ 10,313
   1,000    7.88%, 11/15/99....................     1,039
   5,000    7.75%, 1/31/00 (b).................     5,202
   6,000    7.13%, 2/29/00 (b).................     6,176
   3,000    6.75%, 4/30/00.....................     3,069
   6,000    5.875%, 6/30/00....................     6,028
   3,000    6.125%, 7/31/00....................     3,031
   1,000    8.75%, 8/15/00.....................     1,073
   5,000    7.75%, 2/15/01.....................     5,289
   5,000    6.25%, 10/31/01....................     5,086
   7,000    7.50%, 11/15/01 (b)................     7,424
   2,000    6.00%, 7/31/02 (b).................     2,021
   4,000    6.25%, 2/15/03.....................     4,093
  11,000    5.75%, 8/15/03 (b).................    11,009
     500    5.88%, 2/15/04.....................       505
  11,000    7.25%, 5/15/04 (b).................    11,875
   1,000    7.25%, 8/15/04.....................     1,082
   4,000    7.88%, 11/15/04 (b)................     4,474
  13,000    6.50%, 5/15/05 (b).................    13,554
  18,000    5.88%, 11/15/05 (b)................    18,101
   1,000    6.50%, 10/15/06....................     1,048
                                                 --------
                                                  152,390
                                                 --------
  Total U.S. Treasury Obligations                 203,624
                                                 --------
REPURCHASE AGREEMENTS (1.8%):
  12,262    Prudential Securities, 6.80%,
              1/02/98 (Collateralized by
              $14,726 U.S. Treasury STRIPS,
              0.00%, 11/15/00, market value
              $12,508).........................    12,262
                                                 --------
                    Total Repurchase Agreements    12,262
                                                 --------
                      Total (Cost $678,639) (a)  $690,056
                                                 ========

------------

Percentages indicated are based on net assets of $685,583.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

                   Unrealized appreciation.....................................  $ 15,838
                   Unrealized depreciation.....................................    (4,421)
                                                                                 --------
                   Net unrealized appreciation.................................  $ 11,417
                                                                                 ========

(b) A portion of this security was loaned as of December 31, 1997.

(c) Amount is less than 1,000.

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect at December 31, 1997.

CMO  Collateralized Mortgage Obligation
TBA  To be Announced

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES (71.7%):
Federal Home Loan Mortgage Corp. (29.8%):
 $ 8,480    6.00%, 4/15/01, Gold Balloon, Pool
              # G50347.........................  $  8,430
   1,000    7.00%, 10/15/06, Series 1150, Class
              I................................     1,004
   5,181    7.50%, 4/1/09, Gold Pool #E00315...     5,346
  16,500    6.50%, 9/15/09, Series 1838 G,
              CMO..............................    16,546
   4,152    8.50%, 1/1/10, Gold Pool #G10305...     4,312
  30,000    6.50%, 7/1/12......................    30,190
     271    9.00%, 10/1/17, Gold Pool
              #A00756..........................       290
     201    9.00%, 4/1/18, Gold Pool #A01143...       216
      62    9.00%, 10/1/20, Gold Pool
              #A01134..........................        66
      66    9.00%, 1/1/21, Gold Pool #A00948...        71
     500    7.25%, 2/15/21, Series 1464, CMO...       510
      59    9.00%, 4/1/21, Gold Pool #D04193...        63
      99    9.00%, 6/1/21, Gold Pool #A01017...       106
     103    9.00%, 7/1/21, Gold Pool #A01093...       111
      68    9.00%, 9/1/21, Gold Pool #D32271...        72
     102    9.00%, 11/1/21, Gold Pool
              #D11191..........................       109
      53    9.00%, 11/1/21, Gold Pool
              #C00078..........................        56
     108    9.00%, 11/1/21, Gold Pool
              #D11866..........................       115
     216    9.00%, 5/1/22, Gold Pool #D19203...       231
      76    9.00%, 5/1/22, Gold Pool #D19142...        81
     900    7.00%, 8/25/22, Series 13, Class
              PL...............................       916
  10,000    5.50%, 9/15/22, Series 1367--K.....     9,124
   3,845    7.00%, 4/15/23, Pool #348645.......     3,896
   6,680    10.00%, 10/15/23, Series 1591 E,
              CMO..............................     7,593
   8,837    6.00%, 10/15/23, Series 1785A......     8,522
  17,851    5.00%, 11/15/23, Series 1686 PG,
              CMO..............................    16,979
   4,432    8.50%, 5/1/24, Gold Pool #G00229...     4,676
   3,985    8.50%, 7/1/24, Gold Pool #C00354...     4,175
   6,916    7.50%, 9/1/24, Gold Pool #D56307...     7,108
   6,616    8.00%, 11/1/24, Gold Pool
              #C00376..........................     6,870
   2,873    7.50%, 5/1/25, Gold Pool #D59996...     2,952
   5,051    7.50%, 6/1/25, Gold Pool #C80321...     5,192
   4,001    7.50%, 8/1/25, Gold Pool #C00414...     4,111
   3,996    7.50%, 8/1/25, Gold Pool #C80334...     4,106
   4,348    7.00%, 8/1/25, Gold Pool #C00418...     4,404
   4,080    8.00%, 9/1/25, Gold Pool #D63705...     4,233
   4,270    7.00%, 9/1/25, Gold Pool #D63303...     4,324
   8,267    7.50%, 10/1/25, Gold Pool
              #C80349..........................     8,489
   9,011    6.50%, 2/1/26, Gold Pool #D68098...     8,929
   9,188    6.50%, 3/1/26, Gold Pool #G00453...     9,105
  11,144    7.00%, 4/1/26, Gold Pool #D69811...    11,269
  11,884    7.00%, 4/1/26, Gold Pool #D69810...    12,017
   4,796    6.50%, 6/1/26, Pool #250575........     4,743
  10,000    6.50%, 10/17/26, Series 1985,
              Class PL.........................     9,815
       0    7.00%, 3/1/27, Pool #D78691 (c)....         0
       0    7.00%, 4/1/27, Pool #C00512 (c)....         0

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal Home Loan Mortgage Corp., continued:
 $14,983    6.50%, 11/1/27, Pool #C00568.......  $ 14,810
   9,900    7.00%, 12/1/27.....................     9,974
                                                 --------
                                                  256,257
                                                 --------
Federal National Mortgage Assoc. (22.4%):
   9,333    6.00%, 3/1/01, Pool #50783.........     9,222
   8,275    7.00%, 4/1/03, Pool #303876........     8,386
   1,282    7.50%, 5/1/03, Pool #347175........     1,307
   2,617    7.50%, 7/1/03, Pool #250656........     2,669
   6,703    7.00%, 7/17/05, Series 97-26 Gd....     6,844
  10,000    6.70%, 6/19/07.....................    10,477
   3,769    7.00%, 4/1/08, Pool #211750........     3,824
   8,000    6.00%, 6/25/09, Series 1994-86 PJ,
              CMO..............................     7,802
   3,620    7.00%, 7/1/10, Pool #250326........     3,694
   2,351    6.50%, 12/1/10, Pool #332301.......     2,362
  13,132    6.00%, 3/1/11, Pool #340683........    12,985
     943    6.25%, 2/25/13, Series 1993-2 PC,
              CMO..............................       939
   3,596    6.35%, 8/25/13, Series 1993-225B
              VG, CMO..........................     3,581
   3,815    7.50%, 6/1/14, Pool #250081........     3,918
   3,156    7.50%, 7/1/14, Pool #250082........     3,241
     146    10.00%, 10/1/16, Pool #70110.......       159
   7,109    10.00%, 9/1/17, Pool #303969.......     7,720
     357    10.00%, 10/1/19, Pool #231675......       389
  10,000    7.00%, 5/25/20, Pool #1990-57......    10,103
     252    10.00%, 7/1/20, Pool #050318.......       274
   5,584    6.50%, 5/25/21, Series 1992-205 K,
              CMO..............................     5,539
   5,000    7.00%, 9/25/21, Series G92-64 K,
              CMO..............................     5,057
     528    10.00%, 11/1/21, Pool #208372......       576
     567    10.00%, 11/1/21, Pool #208374......       618
   5,000    6.55%, 12/25/21, Pool #1993-137 PH,
              CMO..............................     5,025
   1,000    7.25%, 5/25/22, Series G93-9, Class
              K................................     1,007
     800    7.50%, 7/25/22, Series G92-35,
              CMO..............................       816
  10,785    6.50%, 2/17/23, Series #G94-12 C,
              CMO..............................    10,424
   5,000    6.50%, 5/25/23, Series 1994-110 H,
              CMO..............................     4,973
   9,094    6.35%, 12/25/23, Series 1994-43 PJ,
              CMO..............................     8,844
   5,042    7.00%, 1/25/24, Series 1994-62 PJ,
              CMO..............................     5,094
   7,998    7.00%, 2/1/24, Pool #190257........     8,085
   3,114    9.00%, 12/1/24, Pool #353898.......     3,313
   3,832    7.50%, 6/1/25, Pool #312899........     3,935
   4,294    7.00%, 8/1/25, Pool #315500........     4,339
   3,656    7.50%, 9/1/25, Pool #322899........     3,751

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc., continued:
 $   825    7.50%, 9/1/25, Pool #324749........  $    846
  20,000    6.50%, 12/1/27, Pool #406732.......    19,744
                                                 --------
                                                  191,882
                                                 --------
Government National Mortgage Assoc. (19.5%):
      11    10.00%, 9/15/00, Pool #138814......        12
       8    10.00%, 12/15/00, Pool #136214.....         8
      34    8.50%, 6/15/01, Pool #166491.......        35
       4    8.50%, 7/15/01, Pool #161997.......         4
      48    9.50%, 9/15/01, Pool #180786.......        50
       5    9.00%, 9/15/01, Pool #174330.......         5
      66    9.00%, 9/15/01, Pool #166928.......        69
      16    9.50%, 11/15/01, Pool #182995......        17
      63    8.50%, 11/15/01, Pool #179383......        65
      68    9.00%, 12/15/01, Pool #187723......        72
      44    8.50%, 12/15/01, Pool #199837......        46
      69    8.00%, 3/15/02, Pool #205933.......        72
     155    9.00%, 5/15/03, Pool #154134.......       163
     117    9.00%, 6/15/05, Pool #283904.......       123
      43    9.00%, 8/15/05, Pool #291836.......        45
      53    9.00%, 9/15/05, Pool #292898.......        55
      24    9.00%, 9/15/05, Pool #295227.......        25
      62    8.00%, 7/15/06, Pool #11337........        65
      31    7.50%, 7/15/07, Pool #17316........        32
      66    8.00%, 8/15/07, Pool #18539........        69
      76    8.00%, 8/15/07, Pool #18677........        80
     291    7.50%, 12/15/07, Pool #338189......       300
      55    9.00%, 11/15/08, Pool #27932.......        59
      94    9.00%, 4/15/09, Pool #30352........       101
      16    9.00%, 5/15/09, Pool #32214........        18
       6    9.50%, 7/15/09, Pool #34487........         6
     146    9.50%, 9/15/09, Pool #34878........       159
      37    9.50%, 10/15/09, Pool #36804.......        41
      31    11.00%, 11/15/09, Pool #37615......        34
       1    12.00%, 4/15/15, Pool #125262......         2
      13    11.00%, 6/15/15, Pool #130125......        14
      76    9.00%, 5/15/16, Pool #149877.......        82
      84    9.00%, 6/15/16, Pool #166130.......        91
      12    9.50%, 7/15/16, Pool #166772.......        14
      96    9.00%, 7/15/16, Pool #158921.......       105
      75    9.50%, 8/15/16, Pool #177531.......        82
     130    9.00%, 9/15/16, Pool #179044.......       142
      22    9.50%, 1/15/17, Pool #185619.......        23
     343    9.00%, 2/15/17, Pool #195058.......       373
     256    9.00%, 6/15/17, Pool #219079.......       278
      77    9.50%, 8/15/17, Pool #218841.......        84
      43    9.50%, 8/15/17, Pool #224015.......        46
      23    9.00%, 8/15/17, Pool #225825.......        25
     103    9.00%, 6/15/18, Pool #238161.......       112
      66    9.50%, 8/15/18, Pool #248390.......        72
      19    9.00%, 10/15/18, Pool #253188......        21

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   119    9.50%, 12/15/18, Pool #263400......  $    130
       3    9.00%, 10/15/19, Pool #267676......         3
      59    9.00%, 11/15/19, Pool #162768......        64
      65    9.00%, 1/15/20, Pool #283138.......        71
      71    9.00%, 2/15/20, Pool #276157.......        77
     123    9.00%, 3/15/20, Pool #285283.......       134
      55    9.50%, 9/15/20, Pool #292918.......        60
      79    9.50%, 12/15/20, Pool #291865......        86
     243    9.00%, 6/15/21, Pool #307120.......       264
  14,334    9.00%, 8/15/21, Pool #306081.......    15,521
   4,205    9.00%, 12/15/21, Pool #780284......     4,512
      32    7.50%, 2/15/22, Pool #324025.......        33
     544    8.00%, 7/15/22, Pool #321560.......       568
     713    7.50%, 8/15/22, Pool #337141.......       735
      34    7.00%, 10/15/22, Pool #337175......        35
     193    7.00%, 11/15/22, Pool #323008......       195
      33    7.00%, 12/15/22, Pool #339969......        33
     235    7.00%, 1/15/23, Pool #346214.......       238
     376    7.00%, 1/15/23, Pool #341536.......       381
     474    7.00%, 1/15/23, Pool #332022.......       480
     391    7.00%, 1/15/23, Pool #342248.......       396
      40    7.00%, 1/15/23, Pool #321675.......        41
      51    7.00%, 3/15/23, Pool #350110.......        52
     698    7.00%, 5/15/23, Pool #351041.......       708
     765    7.00%, 5/15/23, Pool #346572.......       775
     734    7.00%, 5/15/23, Pool #342348.......       744
     620    7.00%, 5/15/23, Pool #221604.......       629
      58    7.00%, 5/15/23, Pool #338005.......        59
     322    6.50%, 5/15/23, Pool #343208.......       321
     378    6.50%, 6/15/23, Pool #348677.......       377
      76    6.50%, 6/15/23, Pool #346624.......        76
      54    6.50%, 6/15/23, Pool #349788.......        54
      53    6.50%, 6/15/23, Pool #358250.......        52
     433    7.00%, 7/15/23, Pool #358382.......       439
     809    7.00%, 7/15/23, Pool #346673.......       820
     174    7.00%, 7/15/23, Pool #357782.......       176
     344    7.00%, 7/15/23, Pool #353569.......       349
      23    7.00%, 7/15/23, Pool #350709.......        23
      30    7.00%, 7/15/23, Pool #354538.......        30
     811    7.00%, 7/15/23, Pool #362982.......       822
     242    7.00%, 7/15/23, Pool #325977.......       246
     544    7.00%, 7/15/23, Pool #360697.......       551
     436    7.00%, 7/15/23, Pool #360889.......       442
     267    6.50%, 7/15/23, Pool #322200.......       266
     444    6.50%, 8/15/23, Pool #353137.......       443
     591    6.50%, 8/15/23, Pool #356717.......       589
     174    6.50%, 8/15/23, Pool #359027.......       173
     310    6.50%, 8/15/23, Pool #344505.......       309
     152    6.50%, 8/15/23, Pool #360713.......       152
     286    6.50%, 8/15/23, Pool #360738.......       285

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   764    6.50%, 9/15/23, Pool #345375.......  $    761
      50    6.50%, 9/15/23, Pool #339041.......        50
   3,615    8.00%, 10/15/23, Pool #354681......     3,766
     392    6.00%, 10/15/23, Pool #345389......       382
     454    6.00%, 10/15/23, Pool #364717......       442
      34    6.00%, 10/15/23, Pool #370006......        33
     214    6.50%, 10/15/23, Pool #345391......       213
     611    6.50%, 11/15/23, Pool #369356......       609
      19    6.50%, 11/15/23, Pool #370927......        19
     954    6.50%, 12/15/23, Pool #349265......       951
     140    6.50%, 12/15/23, Pool #349944......       140
     101    6.50%, 12/15/23, Pool #365740......       101
      33    6.50%, 12/15/23, Pool #370289......        33
     603    6.50%, 12/15/23, Pool #369830......       602
     650    6.50%, 1/15/24, Pool #379127.......       648
  21,202    6.50%, 2/15/24, Pool #354747.......    21,140
     166    6.50%, 2/15/24, Pool #380818.......       166
     343    6.50%, 2/15/24, Pool #389200.......       342
   1,177    6.50%, 2/15/24, Pool #362341.......     1,173
     345    6.50%, 2/15/24, Pool #371999.......       344
     282    6.50%, 2/15/24, Pool #370338.......       281
     933    7.00%, 2/16/24, Series 1996-21,
              CMO..............................       935
      79    7.50%, 6/15/24, Pool #389827.......        82
     524    7.50%, 6/15/24, Pool #388747.......       539
     377    8.00%, 9/15/24, Pool #393908.......       393
   3,562    8.00%, 9/15/24, Pool #403212.......     3,711
   8,730    9.00% 11/15/24, Pool #780029.......     9,478
   1,079    7.25%, 12/15/25, Pool #411361......     1,100
   4,461    7.50%, 3/15/26, Pool #422308.......     4,583
  10,842    8.00%, 5/15/26, Pool #422690.......    11,259
   6,627    8.00% 5/15/26, Pool #416233........     6,882
   8,963    8.00%, 7/15/26, Pool #423877.......     9,308
   9,463    8.00%, 7/15/26, Pool #412644.......     9,827
  13,700    8.00%, 12/20/26, G2 Pool #2344.....    14,158
   4,893    6.50%, 7/20/27, Pool #80095........     4,966
   9,852    6.00%, 7/20/27, Pool #80094........     9,975
  10,000    7.00%, 12/15/27, Pool # 449494.....    10,088
                                                 --------
                                                  166,895
                                                 --------
         Total U.S. Government Agency Mortgages   615,034
                                                 --------
U.S. GOVERNMENT AGENCY SECURITIES (14.1%)
Federal Farm Credit Bank (0.6%):
   5,000    6.88%, 5/1/00......................     5,116
                                                 --------
                 Federal Home Loan Bank (2.6%):
   2,000    9.25%, 11/25/98....................     2,054
   2,000    9.30%, 1/25/99.....................     2,073
   3,000    8.60%, 6/25/99.....................     3,119

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Federal Home Loan Bank, continued:
 $10,000    5.91%, 12/23/02....................  $ 10,002
   5,000    6.27%, 1/14/04 (b).................     4,978
                                                 --------
                                                   22,226
                                                 --------
       Federal Home Loan Mortgage Corp. (0.8%):
   2,000    6.44%, 1/28/00.....................     2,025
   4,500    7.13%, 11/18/02....................     4,719
                                                 --------
                                                    6,744
                                                 --------
       Federal National Mortgage Assoc. (4.9%):
   4,000    8.70%, 6/10/99.....................     4,157
   3,000    8.90%, 6/12/00.....................     3,204
   3,000    6.20%, 11/12/03....................     2,979
  15,000    7.16%, 5/11/05.....................    15,974
  10,000    5.88%, 2/2/06 (b)..................     9,901
   5,000    6.67%, 2/6/06, Callable 2/6/98 @
              100..............................     4,981
                                                 --------
                                                   41,196
                                                 --------
Resolution Funding Corp. (2.2%):
  50,000    Principal STRIPS, 7/15/20 (b)......    12,436
  15,000    Principal STRIPS, 10/15/20.........     3,674
  15,000    Principal STRIPS, 4/15/28..........     2,431
   5,000    Principal STRIPS, 4/15/30..........       719
                                                 --------
                                                   19,260
                                                 --------
Tennessee Valley Authority (3.0%):
  25,000    6.24%, 7/15/45, Putable on 7/15/01
              @ 100............................    25,875
                                                 --------
        Total U.S. Government Agency Securities   120,417
                                                 --------
U.S. TREASURY OBLIGATIONS (13.2%):
U.S. Treasury Bonds (4.9%):
  25,000    8.13%, 8/15/19 (b).................    31,278
  10,000    6.13%, 11/15/27 (b)................    10,285
                                                 --------
                                                   41,563
                                                 --------
U.S. Treasury Notes (6.0%):
   1,350    6.75%, 4/30/00.....................     1,381
   1,500    6.25%, 5/31/00.....................     1,519
   4,500    6.13%, 7/31/00.....................     4,547
   2,800    6.25%, 4/30/01(b)..................     2,845
   1,000    7.88%, 8/15/01.....................     1,069
     500    6.38%, 8/15/02.....................       513
  15,000    5.63%, 12/31/02....................    14,945
     250    6.25%, 2/15/03 (b).................       256
   2,500    6.50%, 8/15/05 (b).................     2,609
  20,700    6.50%, 10/15/06 (b)................    21,685
                                                 --------
                                                   51,369
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (2.3%):
 $25,000    7/15/20............................  $  6,218
   5,000    2/15/25 (b)........................     3,855
  50,000    2/15/25 (b)........................     9,956
                                                 --------
                                                   20,029
                                                 --------
                Total U.S. Treasury Obligations   112,961
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------

REPURCHASE AGREEMENTS (5.4%):
 $46,298    Prudential Securities, 6.80%,
              1/2/98 (Collateralized by $48,271
              various U.S. Government Agency
              Securities, 6.19% - 7.04%,
              6/1/07 - 10/1/24, market value
              $47,687).........................  $ 46,298
                                                 --------
                    Total Repurchase Agreements    46,298
                                                 --------
                      Total (Cost $866,431) (a)  $894,710
                                                 ========

------------

Percentages indicated are based on net assets of $856,655.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $28,903
                   Unrealized depreciation.....................................     (624)
                                                                                 -------
                   Net unrealized appreciation.................................  $28,279
                                                                                 =======

(b) A portion of this security was loaned as of December 31, 1997.

(c) Amount is less than $1,000.

CMO  Collateralized Mortgage Obligation

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
ASSET BACKED SECURITIES (8.1%):
 $ 5,000    Advanta Mortgage Loan Trust, 97-2,
              Class A4, 7.60%, 6/25/27.........  $  5,250
   7,500    Advanta Mortgage Loan Trust, Series
              1995-1, Class A5, 8.32%,
              12/25/19.........................     7,884
   5,595    Aircraft Lease Portfolio
              Securitization Ltd., Series 94-1,
              Class A2, 7.15%, 9/15/04.........     5,626
   2,304    Auto Finance Group, Inc., Series
              1997-B, Class C, 7.00%,
              2/15/03..........................     2,266
   2,739    BHN Multibanco S.A., Series 1997-1,
              Class A2, 7.92%, 7/25/09.........     2,592
   2,945    BHN Multibanco S.A., Series 97-2,
              7.54%, 6/30/17...................     2,702
   4,917    Federal Express, Series A-1, 7.85%,
              6/1/24...........................     5,298
   5,000    ML CBO 1996 PM1, 7.87%, 12/17/06...     5,097
   2,205    NAL 96, Class A, 7.10%, 3/15/01,
              Private Placement, 144A..........     2,193
   1,414    NAL, Series 96-4, 6.90%,
              12/15/00.........................     1,387
  11,114    Northwest Air, Series 2, Class A,
              9.25%, 6/21/14...................    13,168
   4,631    Northwest Air, Trust, Series B,
              10.23%, 6/21/14..................     5,580
   4,258    Olympic Automobile Receivables
              Trust, Series 1994-B, Class A2,
              6.85%, 6/15/01...................     4,336
   5,288    Olympic Automobile Receivables
              Trust, Series 1995-B, Class A2,
              7.35%, 10/15/01..................     5,368
                                                 --------
                  Total Asset Backed Securities    68,747
                                                 --------
COMMERCIAL PAPER (1.2%):
Financial Services (1.2%):
  10,000    Broadway Capital, 6.28%, 1/5/98....     9,995
                                                 --------
                         Total Commercial Paper     9,995
                                                 --------
CORPORATE BONDS (50.3%):
Banking, Finance & Insurance (15.7%):
   9,000    Associates Corp., 8.34%,
              11/25/99.........................     9,360
   6,000    Associates Corp., 8.15%, 8/1/09....     6,848
   5,000    BankAmerica Corp., 9.50%, 4/1/01...     5,469
   5,000    Bear Stearns Co., 9.13%, 4/15/98...     5,045
   5,000    Bear Stearns Co., 8.25%, 2/1/02....     5,350
   6,500    Corestates Capital, 8.00%, 12/15/26
              (b)..............................     6,866
   5,000    Cullen Frost Bank Capital Trust,
              8.42%, 2/1/27....................     5,488
   1,500    Dynex Capital, Inc., 7.88%,
              7/15/02..........................     1,523

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 5,000    First Chicago Capital Trust, 7.95%,
              12/1/26..........................  $  5,200
   2,000    Fleet Financial Group, Inc., 8.13%,
              7/1/04...........................     2,185
   3,500    Ford Capital BV, 10.13%,
              11/15/00.........................     3,863
   1,500    Ford Motor Credit Corp., 6.38%,
              10/6/00..........................     1,511
   3,000    General Motors Acceptance Corp.,
              8.40%, 10/15/99..................     3,116
   8,000    General Motors Acceptance Corp.,
              7.00%, 3/1/00....................     8,150
  10,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02....................    10,910
   5,000    Lehman Brothers Holdings, Inc.,
              8.80%, 3/1/15....................     5,900
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05..................     6,450
   6,000    Massachusetts Mutual Life
              Insurance, 7.50%, 3/1/24, 144A...     6,390
   5,000    MIC Financial Trust, 8.38%
              2/1/27...........................     5,381
   5,000    Money Store, Inc., 8.05% 4/15/02...     5,188
   6,000    Morgan Stanley Group, Inc., 6.13%,
              10/1/03..........................     5,978
   5,000    Principal Mutual, 7.88%, 3/1/24....     5,375
   5,000    Security Pacific Corp., 11.00%,
              3/1/01...........................     5,675
   5,000    Sun Life, 8.53%, 5/6/27............     5,538
                                                 --------
                                                  132,759
                                                 --------
Food Products & Services (0.3%):
   2,500    RJR Nabisco Corp., 8.75%,
              8/15/05 (b)......................     2,672
                                                 --------
Industrial Goods & Services (9.5%):
   1,500    Advanced Micro Device, 11.00%,
              8/1/03 (b).......................     1,613
   3,000    Boise Cascade Co., 9.45%,
              11/1/09..........................     3,600
   1,500    Chesapeake Energy, 10.50%,
              6/1/02 (b).......................     1,605
   4,000    Comcast Cable, 8.38%, 5/1/07,
              144A (b).........................     4,450
   1,500    Comcast Cellular, 9.50%, 5/1/07....     1,571
   1,500    D.R. Horton, 8.38%, 6/15/04........     1,519
   2,356    EES Coke Battery, 7.13%, 4/15/02,
              144A.............................     2,381
   5,000    Excel Paralubes Funding, 7.13%,
              11/1/11..........................     5,160
   2,000    Freeport McMoran, Copper & Gold,
              7.50%, 11/15/06..................     2,008
   5,000    General Motors Corp., 9.13%,
              7/15/01..........................     5,456
   3,000    Golden State Petroleum, 8.04%,
              2/1/19, 144A.....................     3,281

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $ 5,000    Hilton Hotels Corp., 7.95%,
              4/15/07..........................  $  5,319
   5,000    Hyundai Semiconductor, 8.63%,
              5/15/07..........................     3,275
   2,500    Mississippi Chemical, 7.25%,
              11/15/17.........................     2,509
   4,640    Newmont Mining Co., 8.91%,
              1/5/09...........................     5,133
   1,500    Nine West Group, Inc., 8.38%,
              8/15/05..........................     1,455
   2,500    Northrop Grumman, 7.00%, 3/1/06....     2,588
   4,703    Oslo Seismic Service, 8.28%,
              6/1/11, 144A.....................     5,095
   9,000    Penske Truck Leasing, 8.25%,
              11/1/99 (b)......................     9,349
   1,500    Pride Petroleum Services, Inc.,
              9.38%,
              5/1/07...........................     1,616
   1,500    Tenet Healthcare, 8.00%, 1/15/05...     1,528
   4,000    Tenneco Inc., 8.20%, 11/15/99......     4,145
   1,500    Terra Industries, 10.50%, 6/15/05,
              Callable 6/15/00 @ 105.25........     1,616
   2,000    Trico Marine, 8.50%, 8/1/05........     1,511
   2,000    Wyman-Gordon Co., 8.00%,
              12/15/07.........................     2,028
                                                 --------
                                                   79,811
                                                 --------
Real Estate (5.9%):
   2,000    American Health Properties, 7.50%,
              1/15/07..........................     2,123
   2,000    Avalon Properties, 7.38%,
              9/15/02..........................     2,065
   4,750    Meditrust, 7.77%, 8/16/02..........     4,934
   3,000    Meditrust, 7.82% 9/10/26...........     3,379
   3,500    MEPC Finance, Inc., 7.50%,
              5/1/03...........................     3,714
   5,000    Security Capital Pacific Trust,
              6.95%, 10/15/02..................     5,088
   2,500    Security Capital Pacific Trust,
              7.15%, 10/15/03..................     2,563
   5,000    Spieker Properties, 6.65%,
              12/15/00.........................     5,025
   4,000    Spieker Properties, 8.00%,
              7/19/05..........................     4,260
   8,000    Taubman Realty Group, 7.00%,
              10/1/03..........................     8,048
   3,000    Wellsford Residential Property,
              7.25%, 8/15/00...................     3,064
   5,000    Western Banktrust REIT, 7.88%,
              2/15/04..........................     5,275
                                                 --------
                                                   49,538
                                                 --------
Transportation & Shipping (0.2%):
   1,500    Viking Star Shipping, 9.63%
              7/15/03..........................     1,573
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Utilities (1.3%):
 $ 7,000    NRG Energy Corp., 7.63%, 2/1/06....  $  7,350
   3,764    Salton Sea Funding Corp., 6.69%,
              5/30/00..........................     3,797
                                                 --------
                                                   11,147
                                                 --------
Yankee & Eurodollar (17.4%):
   1,500    AES China Generating Co., 10.13%,
              12/15/06.........................     1,459
   1,500    APP International Finance, 11.75%,
              10/1/05 (b)......................     1,425
   5,000    Bangkok Bank Public Co. Ltd.,
              7.25%, 9/15/05, 144A (b).........     3,569
  10,000    Bank Nagrara Indonesia, 7.63%,
              2/5/07...........................     7,300
   5,000    BCH Cayman Islands, 8.25%,
              6/15/04..........................     5,388
   4,000    BCH Cayman Islands, 7.50%,
              6/15/05..........................     4,175
   5,000    Celulosa Arauco, 6.75%, 12/15/03...     4,975
  12,548    Centra Gas, 10.65%, 12/1/10,
              144A.............................    12,857
   5,000    China International Trust &
              Investing, 9.00%, 10/15/06 (b)...     5,350
   5,000    China Light & Power, 7.50%,
              4/15/06..........................     4,963
   3,500    Citra Marga Finance, 7.25%,
              2/20/02..........................     2,765
   5,000    Coca Cola Femsa, 8.95%, 11/1/06....     5,225
   4,000    Dao Heng Bank, 7.75%, 1/24/07,
              Private Placement................     3,525
   1,500    DGS International Finance, 10.00%,
              6/1/07...........................     1,163
   9,000    Financiera Energy, 9.38%,
              6/15/06..........................     9,135
   1,500    Greater Beijing, 9.50%, 6/15/07....     1,215
   3,000    Guangdong Enterprises, 8.88%,
              5/22/07..........................     2,756
   5,000    Guangdong International, 6.75%,
              11/15/03.........................     4,500
   6,000    Honam Oil Refinery Co., 7.13%,
              10/15/05, 144A...................     4,440
   5,000    Industrial Bank of Korea, 7.10%,
              10/15/01.........................     4,000
   4,000    Industrial Finance Corp., Thailand,
              7.38%, 1/14/07 (b)...............     3,040
   2,449    Jasmine Submarine, 8.48%, 5/30/11,
              Private Placement................     1,935
   2,000    Kansalis-Osake Pankki, 9.75%,
              12/15/98.........................     2,063
   6,000    Peoples Democratic Republic of
              Poland, 3.75%, 10/27/14..........     5,190
   1,500    Philippine Long Distance Telephone,
              7.85%, 3/6/07....................     1,309
     500    Philippine Long Distance Telephone,
              9.38%, 7/30/07...................       355

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
CORPORATE BONDS, CONTINUED:
Yankee & Eurodollar, continued:
 $ 1,000    Polysindo International Finance,
              9.38%, 7/30/07...................  $    710
   4,250    Ras Laffan Gas, 7.63%, 9/15/06,
              144A.............................     4,123
   2,500    Republic of Indonesia, 7.75%,
              8/1/06 (b).......................     1,963
   5,000    Republic of South Africa, 8.50%,
              6/23/17 (b)......................     4,925
   5,000    Scotland International Finance,
              8.80%, 1/27/04, 144A.............     5,556
   4,000    Scotland International Finance,
              8.85%, 11/1/06, 144A.............     4,580
   5,000    Taegu City, 7.38% 10/15/07.........     4,675
   5,000    Tenaga Nasional Berhad, 7.88%,
              6/15/04, 144A (b)................     4,813
   4,000    Termoemcali, 10.13%, 12/15/14,
              144A.............................     4,273
   1,500    Tjiwi Kimia Finance, 10.00%,
              8/1/04 (b).......................     1,245
   2,500    Total Access, 8.38%, 11/4/06,
              144A.............................     1,650
   2,450    Yanacocha, 8.40%, 5/15/04..........     2,474
   2,662    Ypf Sociedad Anomima, 7.00%,
              10/26/02.........................     2,722
                                                 --------
                                                  147,786
                                                 --------
                          Total Corporate Bonds   425,286
                                                 --------
OTHER MORTGAGED BACKED SECURITIES (0.6%):
   5,000    Residential Funding Corp., Series
              96-H52, Class A4, 7.55%,
              9/25/12..........................     5,175
                                                 --------
        Total Other Mortgaged Backed Securities     5,175
                                                 --------
U.S. GOVERNMENT AGENCY MORTGAGES (17.1%):
Federal Home Loan Mortgage Corp. (9.4%):
   5,000    7.13%, 7/21/99.....................     5,100
  18,000    0.00%, 8/15/02 (b).................    13,729
   4,147    7.00%, 6/1/09, Pool #E00313........     4,233
   8,246    7.50%, 5/1/11, Pool #E00438........     8,509
   7,742    7.00%, 5/1/11, Gold Pool #E00434...     7,875
   6,957    7.00%, 6/1/11, Gold Pool #E64220...     7,077
   1,148    7.50%, 6/1/24, Pool #C80161........     1,180
  14,881    7.00%, 9/1/24, Pool #G00271........    15,073
   6,868    7.50%, 10/1/24, Pool #C80245.......     7,059
   9,180    7.00%, 12/1/24, Pool #G00278.......     9,297
                                                 --------
                                                   79,132
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Federal National Mortgage Assoc. (5.1%):
 $   500    8.15%, 5/11/98.....................  $    504
   8,275    7.00%, 4/1/03, Pool #303865........     8,386
     500    6.53%, 4/10/03.....................       500
  19,206    8.00%, 12/1/09, Pool #250168.......    19,879
   2,000    8.20%, 3/10/16 (b).................     2,383
  11,103    7.50%, 9/1/25, Pool #324179........    11,391
                                                 --------
                                                   43,043
                                                 --------
Government National Mortgage Assoc. (2.6%):
   3,056    9.00%, 11/15/24, Pool #780029......     3,317
   8,645    7.50%, 7/15/26, Pool #430999.......     8,877
   9,679    7.50%, 7/20/27, Pool #2457.........     9,882
                                                 --------
                                                   22,076
                                                 --------
         Total U.S. Government Agency Mortgages   144,251
                                                 --------
U.S. GOVERNMENT AGENCY SECURITIES (1.9%):
Federal Home Loan Bank (1.2%):
  10,000    7.10%, 3/16/98 (b).................    10,028
                                                 --------
Government Trust Certificate (0.3%):
   2,037    Israel, 9.40%, 5/15/02.............     2,139
                                                 --------
Tennessee Valley Authority (0.4%):
   3,200    8.63%, 11/15/29....................     3,548
                                                 --------
        Total U.S. Government Agency Securities    15,715
                                                 --------
U.S. TREASURY OBLIGATIONS (19.3%):
U.S. Treasury Bonds (9.8%):
  10,250    13.38%, 8/15/01 (b)................    12,808
   9,600    11.88%, 11/15/03 (b)...............    12,493
  14,000    9.00%, 11/15/18....................    18,918
  11,250    8.13%, 8/15/21 (b).................    14,196
   3,000    8.00%, 11/15/21 (b)................     3,742
  17,600    7.13%, 2/15/23 (b).................    20,101
                                                 --------
                                                   82,258
                                                 --------
U.S. Treasury Notes (7.5%):
  15,000    6.25%, 8/31/00 (b).................    15,203
  25,300    6.63%, 6/30/01 (b).................    26,008
  11,500    6.25%, 2/15/07 (b).................    11,800
  10,000    6.63%, 5/15/07 (b).................    10,589
                                                 --------
                                                   63,600
                                                 --------

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS (2.0%):
 $65,000    0.00%, 10/15/19....................  $ 16,970
                                                 --------
  Total U.S. Treasury Obligations                 162,828
                                                 --------

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------

REPURCHASE AGREEMENTS (0.6%)
 $ 4,776    Prudential Securities, 6.80%,
              1/2/98 (Collateralized by $5,000
              U.S. Treasury Bills, 6/25/98,
              market value $4,872).............  $  4,776
                                                 --------
                    Total Repurchase Agreements     4,776
                                                 --------
                      Total (Cost $808,735) (a)  $836,773
                                                 ========

------------

Percentages indicated are based on net assets of $844,257.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows
    (amounts in thousands):

                   Unrealized appreciation.....................................  $ 43,379
                   Unrealized depreciation.....................................   (15,341)
                                                                                 --------
                   Net unrealized appreciation.................................  $ 28,038
                                                                                 ========

(b) A portion of this security was loaned as of December 31, 1997.

REIT Real Estate Investment Trust

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
Treasury & Agency Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                         MARKET
 AMOUNT            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
U.S. GOVERNMENT AGENCY (31.1%):
Federal Farm Credit Bank (6.8%):
 $7,000     7.16%, 5/15/06.....................  $  7,499
                                                 --------
Federal Home Loan Bank (9.8%):
  3,800     5.70%, 3/11/99.....................     3,791
  5,000     6.66%, 6/3/03......................     5,012
  2,000     6.26%, 11/26/03....................     1,997
                                                 --------
                                                   10,800
                                                 --------
Other U.S. Agencies (14.5%):
  6,000     Student Loan Marketing Association,
              6.00%, 3/5/01....................     5,980
 10,000     Tennessee Valley Authority, 6.13%,
              7/15/03..........................     9,987
                                                 --------
                                                   15,967
                                                 --------
                   Total U.S. Government Agency    34,266
                                                 --------
U.S. TREASURY OBLIGATIONS (65.9%):
U.S. Treasury Inflation Protected Bonds (4.5%):
  5,099     3.38%, 1/15/07.....................     4,969
                                                 --------
U.S. Treasury Notes (61.4%):
  4,500     5.88%, 10/31/98 (b)................     4,509
 27,000     7.75%, 11/30/99 (b)................    28,011
 32,000     6.63%, 6/30/01 (b).................    32,895
  2,000     6.88%, 5/15/06.....................     2,141
                                                 --------
                                                   67,556
                                                 --------
                Total U.S. Treasury Obligations    72,525
                                                 --------
INVESTMENT COMPANIES (2.7%):
  2,962     The One Group Treasury Only Money
              Market Fund Fiduciary Class......     2,962
                                                 --------
                     Total Investment Companies     2,962
                                                 --------
                      Total (Cost $107,135) (a)  $109,753
                                                 ========

------------

Percentages indicated are based on net assets of $110,087.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation.....................................  $2,647
                   Unrealized depreciation.....................................     (29)
                                                                                 ------
                   Net unrealized appreciation.................................  $2,618
                                                                                 ======

(b) A portion of this security was loaned as of December 31, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1997
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                              ULTRA SHORT-   LIMITED VOLATILITY   INTERMEDIATE
                                                              TERM INCOME           BOND              BOND
                                                                  FUND              FUND              FUND
                                                              ------------   ------------------   ------------
ASSETS
Investments, at value.......................................    $204,521          $598,135          $677,794
Repurchase agreements, at cost..............................       1,601               892            12,262
                                                                --------          --------          --------
Total (cost $205,155; $593,578; $678,639, respectively).....     206,122           599,027           690,056
Cash........................................................          --                 1                55
Interest receivable.........................................       1,294             6,695             7,362
Receivable from brokers for investments sold................         195                11                 5
Receivable for capital shares issued........................          27                11               435
Prepaid expenses and other assets...........................           3                 9                 8
                                                                --------          --------          --------
TOTAL ASSETS................................................     207,641           605,754           697,921
                                                                --------          --------          --------
LIABILITIES
Cash overdrafts.............................................           6                --                --
Dividends payable...........................................       1,071             2,964             3,756
Payable to brokers for investments purchased................          --                --             8,159
Payable for capital shares redeemed.........................         458                40                95
Payable for variation margin on futures contracts...........          36                --                --
Accrued expenses and other payables:
  Investment advisory fees..................................          37               157               186
  Administration fees.......................................          --                85                93
  12b-1 fees................................................          11                 8                17
  Other.....................................................          19                60                32
                                                                --------          --------          --------
TOTAL LIABILITIES...........................................       1,638             3,314            12,338
                                                                --------          --------          --------
NET ASSETS
Capital.....................................................     209,547           608,782           680,391
Undistributed (distributions in excess of) net investment
  income....................................................        (181)             (246)               69
Accumulated undistributed net realized gains (losses) from
  investment and
  futures transactions......................................      (4,278)          (11,545)           (6,294)
Net unrealized appreciation (depreciation) from investments
  and futures...............................................         915             5,449            11,417
                                                                --------          --------          --------
Net Assets..................................................    $206,003          $602,440          $685,583
                                                                ========          ========          ========
Net Assets
    Fiduciary...............................................    $163,219          $579,814          $638,657
    Class A.................................................      39,304            17,792            32,298
    Class B.................................................       3,480             4,834            14,438
    Class C.................................................          --                --               190
                                                                --------          --------          --------
Total.......................................................    $206,003          $602,440          $685,583
                                                                ========          ========          ========
Outstanding units of beneficial interest (shares)
    Fiduciary...............................................      16,510            55,345            63,498
    Class A.................................................       3,976             1,700             3,202
    Class B.................................................         354               458             1,435
    Class C.................................................          --                --                19
                                                                --------          --------          --------
Total.......................................................      20,840            57,503            68,154
                                                                ========          ========          ========
Net asset value
    Fiduciary
        Offering and redemption price per share.............    $   9.89          $  10.48          $  10.06
                                                                ========          ========          ========
    Class A
        Redemption price per share..........................    $   9.88          $  10.47          $  10.09
                                                                ========          ========          ========
        Maximum sales charge................................        3.00%             3.00%             4.50%
                                                                ========          ========          ========
        Maximum offering price (100%/(100%--maximum sales
          charge) of net asset value adjusted to nearest
          cent) per share...................................    $  10.19          $  10.79          $  10.57
                                                                ========          ========          ========
    Class B
        Offering price per share (a)........................    $   9.83          $  10.54          $  10.06
                                                                ========          ========          ========
    Class C
        Offering price per share (a)........................    $     --          $     --          $  10.06
                                                                ========          ========          ========

------------

(a) Redemption price per Class B and Class C shares varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1997
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                              GOVERNMENT          INCOME          TREASURY &
                                                                 BOND              BOND             AGENCY
                                                                 FUND              FUND              FUND
                                                              ----------         --------         ----------
ASSETS
Investments, at value.......................................   $848,412          $831,997          $109,753
Repurchase agreements, at cost..............................     46,298             4,776                --
                                                               --------          --------          --------
Total (cost $866,431; $808,735; $107,135, respectively).....    894,710           836,773           109,753
Cash........................................................         --                --                --
Interest receivable.........................................      6,501            12,888               989
Receivable for capital shares issued........................         78                --                --
Deferred organization costs.................................         --                --                 2
Prepaid expenses and other assets...........................         10                11                 1
                                                               --------          --------          --------
TOTAL ASSETS................................................    901,299           849,672           110,745
                                                               --------          --------          --------
LIABILITIES
Dividends payable...........................................      4,189             4,894               583
Payable to brokers for investments purchased................     39,862                --                --
Payable for capital shares redeemed.........................          3                15                 1
Accrued expenses and other payables:
  Investment advisory fees..................................        317               286                19
  Administration fees.......................................         87               123                 7
  12b-1 fees................................................         18                14                 3
  Other.....................................................        168                83                45
                                                               --------          --------          --------
TOTAL LIABILITIES...........................................     44,644             5,415               658
                                                               --------          --------          --------
NET ASSETS
Capital.....................................................    845,755           870,547           107,396
Undistributed (distributions in excess of) net investment
  income....................................................       (101)              288                --
Accumulated undistributed net realized gains (losses) from
  investment and
  futures transactions......................................    (17,278)          (54,616)               73
Net unrealized appreciation (depreciation) from investments
  and futures...............................................     28,279            28,038             2,618
                                                               --------          --------          --------
Net Assets..................................................   $856,655          $844,257          $110,087
                                                               ========          ========          ========
Net Assets
    Fiduciary...............................................   $809,738          $815,669          $ 99,552
    Class A.................................................     32,295            14,522             7,671
    Class B.................................................     14,622            14,066             2,864
                                                               --------          --------          --------
Total.......................................................   $856,655          $844,257          $110,087
                                                               ========          ========          ========
Outstanding units of beneficial interest (shares)
    Fiduciary...............................................     80,877            86,057             9,885
    Class A.................................................      3,225             1,533               761
    Class B.................................................      1,461             1,472               284
                                                               --------          --------          --------
Total.......................................................     85,563            89,062            10,930
                                                               ========          ========          ========
Net asset value
    Fiduciary
        Offering and redemption price per share.............   $  10.01          $   9.48          $  10.07
                                                               ========          ========          ========
    Class A
        Redemption price per share..........................   $  10.01          $   9.47          $  10.07
                                                               ========          ========          ========
        Maximum sales charge................................       4.50%             4.50%             3.00%
                                                               ========          ========          ========
        Maximum offering price (100%/(100%--maximum sales
          charge) of net asset value adjusted to nearest
          cent) per share...................................   $  10.48          $   9.92          $  10.38
                                                               ========          ========          ========
    Class B
        Offering price per share (a)........................   $  10.01          $   9.55          $  10.07
                                                               ========          ========          ========

------------

(a) Redemption price per Class B shares varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
(Amounts in Thousands)
(Unaudited)

                                                             ULTRA SHORT-   LIMITED VOLATILITY   INTERMEDIATE
                                                             TERM INCOME           BOND              BOND
                                                                 FUND              FUND              FUND
                                                             ------------   ------------------   ------------
INVESTMENT INCOME
Interest income............................................     $5,922           $19,341           $21,155
Dividend income............................................         --                --                --
Income from securities lending.............................         --                72               107
                                                                ------           -------           -------
Total Income...............................................      5,922            19,413            21,262
                                                                ------           -------           -------
EXPENSES
Investment advisory fees...................................        525             1,764             1,809
Administration fees........................................        157               483               495
12b-1 fees (Class A).......................................         63                34                45
12b-1 fees (Class B).......................................         15                24                62
Custodian and accounting fees..............................         14                45                50
Legal and audit fees.......................................         --                13                10
Organization costs.........................................          2                --                --
Trustees' fees and expenses................................          1                 4                 4
Transfer agent fees........................................         24                46                38
Registration and filing fees...............................         30                19                66
Printing costs.............................................         13                24                14
Other......................................................          4                16                 4
                                                                ------           -------           -------
Total expenses before waivers..............................        848             2,472             2,597
Less waivers...............................................       (507)             (869)             (817)
                                                                ------           -------           -------
  Net Expenses.............................................        341             1,603             1,780
                                                                ------           -------           -------
Net Investment Income......................................      5,581            17,810            19,482
                                                                ------           -------           -------
REALIZED / UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES
Net realized gains (losses) from investment and futures
  transactions.............................................       (236)             (363)           (1,013)
Net change in unrealized appreciation (depreciation) from
  investments and futures..................................        387               748             8,434
                                                                ------           -------           -------
Net realized/unrealized gains (losses) from investments and
  futures..................................................        151               385             7,421
                                                                ------           -------           -------
Change in net assets resulting from operations.............     $5,732           $18,195           $26,903
                                                                ======           =======           =======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
(Unaudited)

                                                              GOVERNMENT   INCOME     TREASURY &
                                                                 BOND       BOND        AGENCY
                                                                 FUND       FUND         FUND
                                                              ----------   -------   ------------
INVESTMENT INCOME
Interest income.............................................   $27,398     $30,108      $3,573
Dividend income.............................................        --          --          89
Income from securities lending..............................        41         105           7
                                                               -------     -------      ------
Total Income................................................    27,439      30,213       3,669
                                                               -------     -------      ------
EXPENSES
Investment advisory fees....................................     1,835       2,436         221
Administration fees.........................................       670         667          91
12b-1 fees (Class A)........................................        59          26           5
12b-1 fees (Class B)........................................        65          63           8
Custodian and accounting fees...............................        62          40           1
Legal and audit fees........................................        16           7           1
Organization costs..........................................         2          --          --
Trustees' fees and expenses.................................         9           7           1
Transfer agent fees.........................................        81          46          30
Registration and filing fees................................        47          62          33
Printing costs..............................................        37          15           2
Other.......................................................        34           8           3
                                                               -------     -------      ------
Total expenses before waivers...............................     2,917       3,377         396
Less waivers................................................      (284)       (826)       (178)
                                                               -------     -------      ------
  Net Expenses..............................................     2,633       2,551         218
                                                               -------     -------      ------
Net Investment Income.......................................    24,806      27,662       3,451
                                                               -------     -------      ------
REALIZED / UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES
Net realized gains (losses) from investment and futures
  transactions..............................................     3,886          89         413
Net change in unrealized appreciation (depreciation) from
  investments and futures...................................    22,155       4,148       1,050
                                                               -------     -------      ------
Net realized/unrealized gains (losses) from investments and
  futures...................................................    26,041       4,237       1,463
                                                               -------     -------      ------
Change in net assets resulting from operations..............   $50,847     $31,899      $4,914
                                                               =======     =======      ======

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

                                                                  ULTRA SHORT-TERM           LIMITED VOLATILITY
                                                                     INCOME FUND                  BOND FUND
                                                              -------------------------   -------------------------
                                                               SIX MONTHS                  SIX MONTHS
                                                                 ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                                  1997          1997          1997          1997
                                                              ------------   ----------   ------------   ----------
                                                              (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.....................................    $  5,581      $  5,647      $ 17,810     $  36,887
  Net realized gains (losses) from investment and futures
    transactions............................................        (236)         (269)         (363)       (2,851)
  Net change in unrealized appreciation (depreciation) from
    investments and futures.................................         387         1,032           748         5,502
                                                                --------      --------      --------     ---------
Change in net assets resulting from operations..............       5,732         6,410        18,195        39,538
                                                                --------      --------      --------     ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
  From net investment income................................      (4,456)       (4,769)      (17,108)      (35,406)
  From net realized gains from investment transactions......          --            --            --            --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income................................      (1,024)         (761)         (563)       (1,219)
  From net realized gains from investment transactions......          --            --            --            --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income................................         (81)          (94)         (139)         (262)
  From net realized gains from investment transactions......          --            --            --            --
                                                                --------      --------      --------     ---------
  Change in net assets from shareholder distributions.......          --            --            --            --
                                                                --------      --------      --------     ---------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income................................          --            --            --            --
                                                                --------      --------      --------     ---------
Change in net assets from shareholder distributions.........      (5,561)       (5,624)      (17,810)      (36,887)
                                                                --------      --------      --------     ---------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................     120,876       109,550        51,748       117,648
  Proceeds from shares issued in connection with
    conversion..............................................       1,303            --        41,843            --
  Dividends reinvested......................................         957           790         1,114         3,251
  Cost of shares redeemed...................................     (64,178)      (26,641)      (81,604)     (165,778)
                                                                --------      --------      --------     ---------
Change in net assets from share transactions................      58,958        83,699        13,101       (44,879)
                                                                --------      --------      --------     ---------
Change in net assets........................................      59,129        84,485        13,486       (42,228)
NET ASSETS:
  Beginning of period.......................................     146,874        62,389       588,954       631,182
                                                                --------      --------      --------     ---------
  End of period.............................................    $206,003      $146,874      $602,440     $ 588,954
                                                                ========      ========      ========     =========
SHARE TRANSACTIONS:
  Issued....................................................      12,223        11,129         4,914        11,253
  Issued in conversion......................................         132            --         3,970            --
  Reinvested................................................          97            81           107           311
  Redeemed..................................................      (6,490)       (2,708)       (7,747)      (15,866)
                                                                --------      --------      --------     ---------
Change in shares............................................       5,962         8,502         1,244        (4,302)
                                                                ========      ========      ========     =========
Undistributed (distributions in excess of) net investment
  income included in net assets:
End of period...............................................    $   (181)     $   (201)     $   (246)    $    (246)
                                                                ========      ========      ========     =========

------------

(a) Period from commencement of operations.
(b) Amount is less than 1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in Thousands)

 INTERMEDIATE BOND FUND        GOVERNMENT BOND FUND           INCOME BOND FUND             TREASURY & AGENCY FUND
-------------------------    -------------------------    -------------------------    -------------------------------
 SIX MONTHS                   SIX MONTHS                   SIX MONTHS                   SIX MONTHS    JANUARY 20, 1997
   ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED           THROUGH
DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,       JUNE 30,
    1997          1996           1997          1997           1997          1997           1997           1997(a)
------------   ----------    ------------   ----------    ------------   ----------    ------------   ----------------
(UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
  $ 19,482      $ 26,017       $ 24,806     $  46,994       $ 27,662     $  44,089       $  3,451         $  3,196
    (1,013)         (935)         3,886          (894)            89          (280)           413              178
     8,434         3,378         22,155        10,875          4,148         6,049          1,050             (341)
----------      --------       --------     ---------       --------     ---------       --------         --------
    26,903        28,460         50,847        56,975         31,899        49,858          4,914            3,033
----------      --------       --------     ---------       --------     ---------       --------         --------
   (18,334)      (24,622)       (23,475)      (44,081)       (26,803)      (42,737)        (3,321)          (3,196)
        --            --             --            --             --            --           (474)              --
      (801)         (940)          (994)       (2,290)          (483)         (828)           (88)              --(b)
        --            --             --            --             --            --            (32)              --
      (346)         (455)          (337)         (623)          (376)         (524)           (42)              --(b)
        --            --             --            --             --            --            (12)              --
----------      --------       --------     ---------       --------     ---------       --------         --------
        --            --        (24,806)      (46,994)       (27,662)      (44,089)        (3,969)          (3,196)
----------      --------       --------     ---------       --------     ---------       --------         --------
        (1)           --             --            --             --            --             --               --
----------      --------       --------     ---------       --------     ---------       --------         --------
   (19,482)      (26,017)            --            --             --            --             --               --
----------      --------       --------     ---------       --------     ---------       --------         --------
   128,318       187,226        130,965       229,453        150,907       224,558         13,316            6,409
    55,814       207,582         26,687            --             --       132,470             --          113,243
     1,216         1,664          1,322         3,881          1,382         4,757            440             --(b)
   (58,524)      (98,172)       (99,239)     (199,344)       (68,221)     (148,078)       (14,872)          (9,231)
----------      --------       --------     ---------       --------     ---------       --------         --------
   126,824       298,300         59,735        33,990         84,068       213,707         (1,116)         110,421
----------      --------       --------     ---------       --------     ---------       --------         --------
   134,245       300,743         85,776        43,971         88,305       219,476           (171)         110,258
   551,338       250,595        770,879       726,908        755,952       536,476        110,258               --
----------      --------       --------     ---------       --------     ---------       --------         --------
  $685,583      $551,338       $856,655     $ 770,879       $844,257     $ 755,952       $110,087          110,258
----------      ========       ========     =========       ========     =========       ========         ========
----------
    12,764        18,923         13,262        23,794         15,811        23,912          1,320              644
     5,521        20,926           2663            --             --        14,063             --           11,324
       121           169            134           404            145           508             44               --(b)
    (5,821)       (9,913)       (10,040)      (20,680)        (7,150)      (15,750)        (1,475)            (927)
----------      --------       --------     ---------       --------     ---------       --------         --------
    12,585        30,105          6,019         3,518          8,806        22,733           (111)          11,041
==========      ========       ========     =========       ========     =========       ========         ========
  $     69      $     69       $   (101)    $    (101)      $    288     $     288       $     --         $     --
==========      ========       ========     =========       ========     =========       ========         ========

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   DECEMBER 31,1997
(Unaudited)

1. ORGANIZATION:

   The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Income Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Income Bond Fund, and the Treasury & Agency Fund (individually a "Fund", collectively the "Funds") only. Each Fund is a diversified mutual fund.

   The Funds' investment objectives are as follows:

               FUND                                            OBJECTIVE
               ----                                            ---------
   Ultra Short-Term Income Fund       A high level of current income consistent with low
                                       volatility of principal by investing in a diversified
                                       portfolio of short-term investment grade securities.

   Limited Volatility Bond Fund       Current income consistent with the preservation of capital through investment in high and medium-grade fixed-income
                                       securities.

   Intermediate Bond Fund             Current income consistent with the preservation of capital through investments in high and medium-grade fixed-income
                                       securities with intermediate maturities.

   Government Bond Fund               A high level of current income with liquidity and safety of principal.

   Income Bond Fund                   A high level of current income by investing primarily in a diversified portfolio of high, medium and low grade debt
                                       securities.

   Treasury & Agency Fund             A high level of current income by investing in U.S. Treasury and other U.S. Agency obligations with a primary, but not
                                       exclusive, focus on issues that produce income exempt from state income taxes.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

       SECURITY VALUATION

       Debt securities (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined by the Fair Value Committee which is

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                        DECEMBER 31,1997
(Unaudited)

   comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and The One Group Services Company (the "Administrator") under the direction of the Board of Trustees.

       REPURCHASE AGREEMENTS

   The Funds (except for the Treasury & Agency Fund) may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       WRITTEN OPTIONS

   The Funds (except for the Limited Volatility Fund and the Treasury & Agency
   Fund) may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

       FUTURES CONTRACTS

   The Funds (except for the Limited Volatility Fund and the Treasury & Agency
   Fund) may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

       INDEXED SECURITIES

   The Funds (except for the Limited Volatility Fund and the Treasury & Agency
   Fund) may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

       MORTGAGE ROLLS

   The Funds (except for the Treasury & Agency Fund) may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                        DECEMBER 31,1997
(Unaudited)

   SECURITIES LENDING

   To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1997, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                                MARKET VALUE
                                                                 OF LOANED
                                                                 SECURITIES
                                                                ------------
  Limited Volatility Bond Fund................................    $140,219
  Intermediate Bond Fund......................................     139,464
  Government Bond Fund........................................      84,041
  Income Bond Fund............................................     176,022
  Treasury & Agency Fund......................................      35,454

       The loaned securities were fully collateralized by cash, U.S. Government securities, and commercial paper as of December 31, 1997.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                        DECEMBER 31,1997
(Unaudited)

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

       ORGANIZATION COSTS

       Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

       FEDERAL INCOME TAXES

       The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty series and five classes of shares: Fiduciary Class, Class A, Class B, Class C and Service Class. Currently, the Trust consists of thirty-three active funds. The Funds are each authorized to issue Fiduciary Class, Class A, Class B and Class C Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B and Class C Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectus. As of December 31, 1997, no shareholders were in Class C of the Funds except for the Intermediate Bond Fund. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the periods ending December 31, 1997 and June 30, 1997.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                        DECEMBER 31,1997
(Amounts in Thousands)

                                                              ULTRA SHORT-TERM INCOME FUND   LIMITED VOLATILITY BOND FUND
                                                              ----------------------------   ----------------------------
                                                               SIX MONTHS                     SIX MONTHS
                                                                  ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                              DECEMBER 31,      JUNE 30,     DECEMBER 31,      JUNE 30,
                                                                  1997            1997           1997            1997
                                                              -------------   ------------   -------------   ------------
                                                               (UNAUDITED)                    (UNAUDITED)
CAPITAL TRANSACTIONS:

FIDUCIARY SHARES:
  Proceeds from shares issued...............................    $107,365        $ 77,614       $ 50,391       $ 111,732
  Proceeds from shares issued in conversion.................       1,303              --         41,843              --
  Dividends reinvested......................................           7             148            596           2,151
  Cost of shares redeemed...................................     (60,002)        (21,314)       (77,356)       (157,344)
                                                                --------        --------       --------       ---------
  Change in net assets from Fiduciary Share transactions....    $ 48,673        $ 56,448       $ 15,474       $ (43,461)
                                                                ========        ========       ========       =========
CLASS A SHARES:
  Proceeds from shares issued...............................    $ 12,481        $ 29,729       $  1,011       $   5,026
  Dividends reinvested......................................         891             578            395             870
  Cost of shares redeemed...................................      (3,749)         (4,720)        (3,697)         (7,282)
                                                                --------        --------       --------       ---------
  Change in net assets from Class A Share transactions......    $  9,623        $ 25,587       $ (2,291)      $  (1,386)
                                                                ========        ========       ========       =========
CLASS B SHARES:
  Proceeds from shares issued...............................    $  1,030        $  2,207       $    346       $     890
  Dividends reinvested......................................          59              64            123             230
  Cost of shares redeemed...................................        (427)           (607)          (551)         (1,152)
                                                                --------        --------       --------       ---------
  Change in net assets from Class B Share transactions......    $    662        $  1,664       $    (82)      $     (32)
                                                                ========        ========       ========       =========
CLASS C SHARES:
  Proceeds from shares issued...............................    $     --        $     --       $     --       $      --
  Dividends reinvested......................................          --              --             --              --
  Cost of shares redeemed...................................          --              --             --              --
                                                                --------        --------       --------       ---------
  Change in net assets from Class C Share transactions......    $     --        $     --       $     --       $      --
                                                                ========        ========       ========       =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................      10,857           7,886          4,784          10,686
  Issued in conversion......................................         132              --          3,970              --
  Reinvested................................................           1              15             57             206
  Redeemed..................................................      (6,068)         (2,166)        (7,342)        (15,059)
                                                                --------        --------       --------       ---------
  Change in Fiduciary Shares................................       4,922           5,735          1,469          (4,167)
                                                                ========        ========       ========       =========
CLASS A SHARES:
  Issued....................................................       1,262           3,018             97             482
  Reinvested................................................          90              59             38              83
  Redeemed..................................................        (379)           (480)          (352)           (697)
                                                                --------        --------       --------       ---------
  Change in Class A Shares..................................         973           2,597           (217)           (132)
                                                                ========        ========       ========       =========
CLASS B SHARES:
  Issued....................................................         104             225             33              85
  Reinvested................................................           6               7             12              22
  Redeemed..................................................         (43)            (62)           (53)           (110)
                                                                --------        --------       --------       ---------
  Change in Class B Shares..................................          67             170             (8)             (3)
                                                                ========        ========       ========       =========
CLASS C SHARES:
  Issued....................................................          --              --             --              --
  Reinvested................................................          --              --             --              --
  Redeemed..................................................          --              --             --              --
                                                                --------        --------       --------       ---------
  Change in Class C Shares..................................          --              --             --              --
                                                                ========        ========       ========       =========

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                        DECEMBER 31,1997
(Amounts in Thousands)

                                                                 INTERMEDIATE BOND FUND          GOVERNMENT BOND FUND
                                                              ----------------------------   ----------------------------
                                                               SIX MONTHS                     SIX MONTHS
                                                                  ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                                              DECEMBER 31,      JUNE 30,     DECEMBER 31,      JUNE 30,
                                                                  1997            1997           1997            1997
                                                              -------------   ------------   -------------   ------------
                                                               (UNAUDITED)                    (UNAUDITED)
CAPITAL TRANSACTIONS:

FIDUCIARY SHARES:
  Proceeds from shares issued...............................    $107,864        $172,698       $125,700       $ 217,351
  Proceeds from shares issued in conversion.................      55,814         207,582         26,687              --
  Dividends reinvested......................................         352             661            363           1,826
  Cost of shares redeemed...................................     (54,804)        (91,579)       (91,959)       (181,374)
                                                                --------        --------       --------       ---------
  Change in net assets from Fiduciary Share transactions....    $109,226        $289,362       $ 60,791       $  37,803
                                                                ========        ========       ========       =========
CLASS A SHARES:
  Proceeds from shares issued...............................    $ 15,541        $  9,430       $  2,015       $   9,184
  Dividends reinvested......................................         600             671            701           1,575
  Cost of shares redeemed...................................      (2,876)         (5,173)        (6,251)        (15,371)
                                                                --------        --------       --------       ---------
  Change in net assets from Class A Share transactions......    $ 13,265        $  4,928       $ (3,535)      $  (4,612)
                                                                ========        ========       ========       =========
CLASS B SHARES:
  Proceeds from shares issued...............................    $  4,723        $  5,098       $  3,250       $   2,918
  Dividends reinvested......................................         264             332            258             480
  Cost of shares redeemed...................................        (844)         (1,420)        (1,029)         (2,599)
                                                                --------        --------       --------       ---------
  Change in net assets from Class B Share transactions......    $  4,143        $  4,010       $  2,479       $     799
                                                                ========        ========       ========       =========
CLASS C SHARES:
  Proceeds from shares issued...............................    $    190        $     --       $     --       $      --
  Dividends reinvested......................................          --(a)           --             --              --
  Cost of shares redeemed...................................          --              --             --              --
                                                                --------        --------       --------       ---------
  Change in net assets from Class C Share transactions......    $    190        $     --             --              --
                                                                ========        ========       ========       =========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................      10,734          17,457         12,729          22,536
  Issued in connection with conversion......................       5,521          20,926          2,663              --
  Reinvested................................................          35              67             37             190
  Redeemed..................................................      (5,452)         (9,247)        (9,303)        (18,817)
                                                                --------        --------       --------       ---------
  Change in Fiduciary Shares................................      10,838          29,203          6,126           3,909
                                                                ========        ========       ========       =========
CLASS A SHARES:
  Issued....................................................       1,541             951            204             956
  Reinvested................................................          60              68             71             164
  Redeemed..................................................        (285)           (522)          (633)         (1,593)
                                                                --------        --------       --------       ---------
  Change in Class A Shares..................................       1,316             497           (358)           (473)
                                                                ========        ========       ========       =========
CLASS B SHARES:
  Issued....................................................         470             515            329             302
  Reinvested................................................          26              34             26              50
  Redeemed..................................................         (84)           (144)          (104)           (270)
                                                                --------        --------       --------       ---------
  Change in Class B Shares..................................         412             405            251              82
                                                                ========        ========       ========       =========
CLASS C SHARES:
  Issued....................................................          19              --             --              --
  Reinvested................................................          --(a)           --             --              --
  Redeemed..................................................          --              --             --              --
                                                                --------        --------       --------       ---------
  Change in Class C Shares..................................          19              --             --              --
                                                                ========        ========       ========       =========

------------

(a) Amounts are less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                        DECEMBER 31,1997
(Amounts in Thousands)

                                                                     INCOME BOND FUND                TREASURY & AGENCY FUND
                                                                ---------------------------    ----------------------------------
                                                                 SIX MONTHS                     SIX MONTHS
                                                                    ENDED        YEAR ENDED        ENDED        JANUARY 20, 1997
                                                                DECEMBER 31,      JUNE 30,     DECEMBER 31,     THROUGH JUNE 30,
                                                                    1997            1997           1997              1997(a)
                                                                -------------    ----------    -------------    -----------------
                                                                 (UNAUDITED)                    (UNAUDITED)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
  Proceeds from shares issued...............................      $143,576       $ 210,985       $  2,900           $  6,235
  Proceeds from shares issued in conversion.................            --         132,470             --            113,243
  Dividends reinvested......................................           727           3,766            373                 --(b)
  Cost of shares redeemed...................................       (63,486)       (142,285)       (14,762)            (9,231)
                                                                  --------       ---------       --------           --------
  Change in net assets from Fiduciary Share transactions....      $ 80,817       $ 204,936       $(11,489)          $110,247
                                                                  ========       =========       ========           ========
CLASS A SHARES:
  Proceeds from shares issued...............................      $  3,210       $   7,637       $  7,640           $     94
  Dividends reinvested......................................           387             647             46                 --(b)
  Cost of shares redeemed...................................        (3,491)         (4,192)           (97)                --
                                                                  --------       ---------       --------           --------
  Change in net assets from Class A Share transactions......      $    106       $   4,092       $  7,589           $     94
                                                                  ========       =========       ========           ========
CLASS B SHARES:
  Proceeds from shares issued...............................      $  4,121       $   5,936       $  2,776           $     80
  Dividends reinvested......................................           268             344             21                 --(b)
  Cost of shares redeemed...................................        (1,244)         (1,601)           (13)                --(b)
                                                                  --------       ---------       --------           --------
  Change in net assets from Class B Share transactions......      $  3,145       $   4,679       $  2,784           $     80
                                                                  ========       =========       ========           ========
SHARE TRANSACTIONS:
FIDUCIARY SHARES:
  Issued....................................................        15,046          22,470            288                627
  Issued in connection with conversion......................            --          14,063             --             11,324
  Reinvested................................................            76             403             37                 --(b)
  Redeemed..................................................        (6,654)        (15,133)        (1,464)              (927)
                                                                  --------       ---------       --------           --------
  Change in Fiduciary Shares................................         8,468          21,803         (1,139)            11,024
                                                                  ========       =========       ========           ========
CLASS A SHARES:
  Issued....................................................           337             814            757                  9
  Reinvested................................................            41              69              5                 --(b)
  Redeemed..................................................          (367)           (448)           (10)                --
                                                                  --------       ---------       --------           --------
  Change in Class A Shares..................................            11             435            752                  9
                                                                  ========       =========       ========           ========
CLASS B SHARES:
  Issued....................................................           428             628            275                  8
  Reinvested................................................            28              36              2                 --(b)
  Redeemed..................................................          (129)           (169)            (1)                --(b)
                                                                  --------       ---------       --------           --------
  Change in Class B Shares..................................           327             495            276                  8
                                                                  ========       =========       ========           ========

------------

(a) Period from commencement of operations.
(b) Amounts are less than 1,000.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                        DECEMBER 31,1997
(Unaudited)

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.60% of the Income Bond Fund, the Intermediate Bond Fund and the Limited Volatility Bond Fund; 0.55% of the Ultra Short-Term Income Fund; 0.45% of the Government Bond Fund; and 0.40% of the Treasury & Agency Fund.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund and the Government Money Market Fund (the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C Shares are subject to a distribution and shareholder services plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A Shares of each Fund, 0.75% of average daily net assets of the Class B Shares of the Ultra Short-Term Income Fund, the Limited Volatility Bond Fund and the Treasury & Agency Fund, 0.90% of average daily net assets of the Class B Shares of the Intermediate Bond Fund, the Government Bond Fund and the Income Bond Fund and 0.90% of the average daily net assets of the Class C Shares of the Intermediate Bond Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the six months ended December 31, 1997, the Distributor received $666,025 from commissions earned on sales of Class A Shares and redemptions of Class B and Class C Shares, of which the Distributor re-allowed $662,333 to affiliated broker-dealers of the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                        DECEMBER 31,1997
(Unaudited)

   The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1997, fees in the following amounts were waived (amounts in thousands):

                                                            INVESTMENT                         12B-1 FEES
                                                             ADVISORY                            WAIVED
                                                               FEES        ADMINISTRATION   -----------------
                                                              WAIVED        FEES WAIVED     CLASS A   CLASS B
                                                              ------        -----------     -------   -------
    Ultra Short-Term Income Fund.........................     $  329            $156          $18       $ 4
    Limited Volatility Bond Fund.........................        853              --           10         6
    Intermediate Bond Fund...............................        798              --           13         6
    Government Bond Fund.................................         80             181           17         6
    Income Bond Fund.....................................        812              --            8         6
    Treasury & Agency Fund...............................        111              64            1         2

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the six months ended December 31, 1997 were as follows (amounts in thousands):

                                                                U.S. GOVERNMENT
                                                                   SECURITIES          OTHER SECURITIES
                                                              --------------------   --------------------
                                                              PURCHASES    SALES     PURCHASES    SALES
                                                              ---------   --------   ---------   --------
    Ultra Short-Term Income Bond Fund.......................  $ 53,519    $ 22,344   $ 41,679    $  9,543
    Limited Volatility Bond Fund............................   111,628     108,321     19,803      44,684
    Intermediate Bond Fund..................................   186,744     130,068     69,000      43,955
    Government Bond Fund....................................   515,969     496,299         --          --
    Income Bond Fund........................................    83,191      29,168     56,801      21,456
    Treasury & Agency.......................................    27,463      30,683         --          --

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuations in securities.

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                        DECEMBER 31,1997
(Unaudited)

7. CONVERSION OF COMMON TRUST FUNDS:

   On December 19, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                   NET ASSET
                                                                                     VALUE
                                                             SHARES   NET ASSETS   PER SHARE     UNREALIZED
                                                             ISSUED   CONVERTED      ISSUED     APPRECIATION
                                                             ------   ----------   ----------   ------------
    Ultra Short-Term Income Fund...........................     132    $  1,303      $ 9.89        $    0
    Limited Volatility Bond Fund...........................   3,970      41,843       10.54           254
    Intermediate Bond Fund.................................   5,521      55,814       10.11           639
    Government Bond Fund...................................   2,663      26,687       10.02           127

  On January 20, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                                   NET ASSET
                                                                                     VALUE
                                                             SHARES   NET ASSETS   PER SHARE     UNREALIZED
                                                             ISSUED   CONVERTED      ISSUED     APPRECIATION
                                                             ------   ----------   ----------   ------------
    Income Bond Fund.......................................  14,063    $132,470      $ 9.42        $4,511
    Intermediate Bond Fund.................................  20,926     207,582        9.92         1,740
    Treasury & Agency Fund.................................  11,324     113,243       10.00         1,909

Continued

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       ULTRA SHORT-TERM INCOME FUND
                                                   ---------------------------------------------------------------------
                                                                                 FIDUCIARY
                                                   ---------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED JUNE 30,
                                                   DECEMBER 31    ------------------------------------------------------
                                                      1997          1997       1996       1995        1994      1993(a)
                                                   -----------    --------    -------    -------    --------    --------
                                                   (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................     $   9.87      $   9.79    $  9.84    $  9.85    $  10.03    $  10.00
                                                    --------      --------    -------    -------    --------    --------
Investment Activities
  Net investment income........................         0.30          0.62       0.62       0.55        0.36        0.17
  Net realized and unrealized gains (losses)
    from investments and futures...............         0.01          0.05      (0.07)     (0.05)      (0.15)       0.03
                                                    --------      --------    -------    -------    --------    --------
    Total from Investment Activities...........         0.31          0.67       0.55       0.50        0.21        0.20
                                                    --------      --------    -------    -------    --------    --------
Distributions
  Net investment income........................        (0.29)        (0.59)     (0.60)     (0.48)      (0.37)      (0.17)
  In excess of net investment income...........           --            --         --      (0.03)      (0.02)         --
                                                    --------      --------    -------    -------    --------    --------
    Total Distributions........................        (0.29)        (0.59)     (0.60)     (0.51)      (0.39)      (0.17)
                                                    --------      --------    -------    -------    --------    --------
NET ASSET VALUE,
  END OF PERIOD................................     $   9.89      $   9.87    $  9.79    $  9.84    $   9.85    $  10.03
                                                    ========      ========    =======    =======    ========    ========
Total Return...................................         3.21%(b)      7.14%      5.71%      5.14%       2.16%       4.93%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............     $163,219      $114,413    $57,276    $51,050    $139,593    $154,413
  Ratio of expenses to average net assets......         0.30%(c)      0.35%      0.45%      0.61%       0.65%       0.58%(c)
  Ratio of net investment income to average net
    assets.....................................         5.91%(c)      6.02%      6.20%      5.18%       3.70%       4.71%(c)
  Ratio of expenses to average net assets *....         0.78%(c)      0.81%      1.06%      1.01%       0.81%       1.03%(c)
  Ratio of net investment income to average net
    assets *...................................         5.42%(c)      5.56%      5.59%      4.78%       3.54%       4.26%(c)
  Portfolio Turnover (d).......................        17.93%        70.36%     67.65%      2.91%     242.20%     109.96%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced operations on February 2, 1993.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          ULTRA SHORT-TERM INCOME FUND
                                                        -----------------------------------------------------------------
                                                                                     CLASS A
                                                        -----------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                      YEAR ENDED JUNE 30,
                                                        DECEMBER 31    --------------------------------------------------
                                                           1997         1997       1996      1995      1994      1993(a)
                                                        -----------    -------    ------    ------    -------    --------
                                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................      $  9.87      $  9.78    $ 9.83    $ 9.84    $ 10.03     $10.00
                                                          -------      -------    ------    ------    -------     ------
Investment Activities
  Net investment income.............................         0.29         0.58      0.58      0.52       0.36       0.14
  Net realized and unrealized gains (losses) from
    investments and futures.........................         0.00         0.09     (0.06)    (0.06)     (0.17)      0.03
                                                          -------      -------    ------    ------    -------     ------
    Total from Investment Activities................         0.29         0.67      0.52      0.46       0.19       0.17
                                                          -------      -------    ------    ------    -------     ------
Distributions
  Net investment income.............................        (0.28)       (0.58)    (0.57)    (0.46)     (0.34)     (0.14)
  In excess of net investment income................           --           --        --     (0.01)     (0.04)        --
                                                          -------      -------    ------    ------    -------     ------
    Total Distributions.............................        (0.28)       (0.58)    (0.57)    (0.47)     (0.38)     (0.14)
                                                          -------      -------    ------    ------    -------     ------
NET ASSET VALUE,
  END OF PERIOD.....................................      $  9.88      $  9.87    $ 9.78    $ 9.83    $  9.84     $10.03
                                                          =======      =======    ======    ======    =======     ======
Total Return (Excludes Sales Charge)................         3.00%(b)     7.00%     5.42%     4.84%      1.95%      4.78%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................      $39,304      $29,643    $3,969    $4,631    $19,053     $3,106
  Ratio of expenses to average net assets...........         0.55%(c)     0.61%     0.70%     0.86%      0.89%      0.81%(c)
  Ratio of net investment income to average net
    assets..........................................         5.65%(c)     5.78%     5.95%     4.88%      3.54%      4.47%(c)
  Ratio of expenses to average net assets *.........         1.13%(c)     1.17%     1.41%     1.36%      1.14%      1.34%(c)
  Ratio of net investment income to average net
    assets *........................................         5.07%(c)     5.22%     5.24%     4.38%      3.29%      3.95%(c)
  Portfolio Turnover (d)............................        17.93%       70.36%    67.65%     2.91%    242.20%    109.96%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced offering on March 10, 1993.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            ULTRA SHORT-TERM INCOME FUND
                                                                -----------------------------------------------------
                                                                                       CLASS B
                                                                -----------------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED                YEAR ENDED JUNE 30,
                                                                DECEMBER 31    --------------------------------------
                                                                   1997         1997      1996      1995     1994(a)
                                                                -----------    ------    ------    ------    --------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $ 9.81       $ 9.76    $ 9.84    $ 9.86    $  9.98
                                                                  ------       ------    ------    ------    -------
Investment Activities
  Net investment income.....................................        0.27         0.54      0.52      0.47       0.12
  Net realized and unrealized gains (losses) from
    investments and futures.................................        0.01         0.05     (0.07)    (0.04)     (0.11)
                                                                  ------       ------    ------    ------    -------
    Total from Investment Activities........................        0.28         0.59      0.45      0.43       0.01
                                                                  ------       ------    ------    ------    -------
Distributions
  Net investment income.....................................       (0.26)       (0.54)    (0.53)    (0.45)     (0.12)
  In excess of net investment income........................          --           --        --        --      (0.01)
                                                                  ------       ------    ------    ------    -------
    Total Distributions.....................................       (0.26)       (0.54)    (0.53)    (0.45)     (0.13)
                                                                  ------       ------    ------    ------    -------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 9.83       $ 9.81    $ 9.76    $ 9.84    $  9.86
                                                                  ======       ======    ======    ======    =======
Total Return (Excludes Sales Charge)........................        2.91%(b)     6.22%     4.63%     4.77%     (0.09)%(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................      $3,480       $2,818    $1,144    $  160    $    15
  Ratio of expenses to average net assets...................        1.05%(c)     1.07%     1.20%     1.31%      1.41%(c)
  Ratio of net investment income to average net assets......        5.15%(c)     5.18%     5.45%     4.91%      3.49%(c)
  Ratio of expenses to average net assets *.................        1.53%(c)     1.81%     2.06%     1.96%      1.83%(c)
  Ratio of net investment income to average net assets *....        4.67%(c)     4.44%     4.59%     4.26%      3.07%(c)
  Portfolio Turnover (d)....................................       17.93%       70.36%    67.65%     2.91%    242.20%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       LIMITED VOLATILITY BOND FUND
                                                 ------------------------------------------------------------------------
                                                                                FIDUCIARY
                                                 ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                          YEAR ENDED JUNE 30,
                                                 DECEMBER 31,    --------------------------------------------------------
                                                     1997          1997        1996        1995        1994        1993
                                                 ------------    --------    --------    --------    --------    --------
                                                 (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD........................      $  10.47      $  10.42    $  10.53    $  10.33    $  10.87    $  10.72
                                                   --------      --------    --------    --------    --------    --------
Investment Activities
  Net investment income......................          0.32          0.63        0.64        0.60        0.54        0.61
  Net realized and unrealized gains (losses)
    from investments and futures.............          0.01          0.05       (0.11)       0.19       (0.45)       0.25
                                                   --------      --------    --------    --------    --------    --------
    Total from Investment Activities.........          0.33          0.68        0.53        0.79        0.09        0.86
                                                   --------      --------    --------    --------    --------    --------
Distributions
  Net investment income......................         (0.32)        (0.63)      (0.64)      (0.59)      (0.55)      (0.62)
  In excess of net investment income.........            --            --          --          --       (0.02)         --
  Net realized gains.........................            --            --          --          --       (0.06)      (0.09)
                                                   --------      --------    --------    --------    --------    --------
    Total Distributions......................         (0.32)        (0.63)      (0.64)      (0.59)      (0.63)      (0.71)
                                                   --------      --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD..............................      $  10.48      $  10.47    $  10.42    $  10.53    $  10.33    $  10.87
                                                   ========      ========    ========    ========    ========    ========
Total Return.................................          3.20%(a)      6.75%       5.13%       7.96%       0.79%       8.27%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........      $579,814      $563,979    $604,916    $410,746    $447,394    $397,820
  Ratio of expenses to average net assets....          0.53%(b)      0.51%       0.51%       0.52%       0.50%       0.56%
  Ratio of net investment income to average
    net assets...............................          6.07%(b)      6.06%       6.06%       5.82%       5.10%       5.70%
  Ratio of expenses to average net assets
    *........................................          0.81%(b)      0.81%       0.82%       0.85%       0.85%       0.90%
  Ratio of net investment income to average
    net assets *.............................          5.79%(b)      5.76%       5.75%       5.49%       4.75%       5.36%
  Portfolio Turnover (c).....................         22.72%        66.61%      75.20%      76.43%      30.61%      40.28%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         LIMITED VOLATILITY BOND FUND
                                                      -------------------------------------------------------------------
                                                                                    CLASS A
                                                      -------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                        YEAR ENDED JUNE 30,
                                                      DECEMBER 31,    ---------------------------------------------------
                                                          1997         1997       1996       1995       1994       1993
                                                      ------------    -------    -------    -------    -------    -------
                                                      (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................      $ 10.46       $ 10.41    $ 10.52    $ 10.32    $ 10.87    $ 10.72
                                                        -------       -------    -------    -------    -------    -------
Investment Activities
  Net investment income...........................         0.31          0.61       0.63       0.56       0.52       0.59
  Net realized and unrealized gains (losses) from
    investments and futures.......................         0.01          0.05      (0.13)      0.21      (0.46)      0.24
                                                        -------       -------    -------    -------    -------    -------
    Total from Investment Activities..............         0.32          0.66       0.50       0.77       0.06       0.83
                                                        -------       -------    -------    -------    -------    -------
Distributions
  Net investment income...........................        (0.31)        (0.61)     (0.61)     (0.56)     (0.51)     (0.59)
  In excess of net investment income..............           --            --         --      (0.01)     (0.04)        --
  Net realized gains..............................           --            --         --         --      (0.06)     (0.09)
                                                        -------       -------    -------    -------    -------    -------
    Total Distributions...........................        (0.31)        (0.61)     (0.61)     (0.57)     (0.61)     (0.68)
                                                        -------       -------    -------    -------    -------    -------
NET ASSET VALUE,
  END OF PERIOD...................................      $ 10.47       $ 10.46    $ 10.41    $ 10.52    $ 10.32    $ 10.87
                                                        =======       =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge)..............         3.06%(a)      6.47%      4.86%      7.67%      0.49%      8.04%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............      $17,792       $20,055    $21,343    $12,516    $15,216    $15,719
  Ratio of expenses to average net assets.........         0.78%(b)      0.76%      0.76%      0.77%      0.75%      0.76%
  Ratio of net investment income to average net
    assets........................................         5.82%(b)      5.81%      5.81%      5.57%      4.92%      5.35%
  Ratio of expenses to average net assets *.......         1.16%(b)      1.16%      1.17%      1.20%      1.20%      1.27%
  Ratio of net investment income to average
    net assets *..................................         5.44%(b)      5.41%      5.40%      5.14%      4.47%      4.84%
  Portfolio Turnover (c)..........................        22.72%        66.61%     75.20%     76.43%     30.61%     40.28%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            LIMITED VOLATILITY BOND FUND
                                                                -----------------------------------------------------
                                                                                       CLASS B
                                                                -----------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED                 YEAR ENDED JUNE 30,
                                                                DECEMBER 31,    -------------------------------------
                                                                    1997         1997      1996      1995     1994(a)
                                                                ------------    ------    ------    ------    -------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................       $10.53       $10.49    $10.60    $10.40    $10.78
                                                                   ------       ------    ------    ------    ------
Investment Activities
  Net investment income.....................................         0.30         0.55      0.55      0.53      0.17
  Net realized and unrealized gains (losses) from
    investments
    and futures.............................................         0.01         0.04     (0.10)     0.19     (0.37)
                                                                   ------       ------    ------    ------    ------
    Total from Investment Activities........................         0.31         0.59      0.45      0.72     (0.20)
                                                                   ------       ------    ------    ------    ------
Distributions
  Net investment income.....................................        (0.30)       (0.55)    (0.56)    (0.52)    (0.15)
  In excess of net realized gains...........................           --           --        --        --     (0.03)
                                                                   ------       ------    ------    ------    ------
    Total Distributions.....................................        (0.30)       (0.55)    (0.56)    (0.52)    (0.18)
                                                                   ------       ------    ------    ------    ------
NET ASSET VALUE,
  END OF PERIOD.............................................       $10.54       $10.53    $10.49    $10.60    $10.40
                                                                   ======       ======    ======    ======    ======
Total Return (Excludes Sales Charge)........................         2.99%(b)     5.74%     4.28%     7.18%    (1.81)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $4,834       $4,920    $4,923    $2,906    $1,974
  Ratio of expenses to average net assets...................         1.28%(c)     1.20%     1.26%     1.28%     1.26%(c)
  Ratio of net investment income to average net assets......         5.32%(c)     5.21%     5.31%     5.10%     4.39%(c)
  Ratio of expenses to average net assets *.................         1.81%(c)     1.81%     1.82%     1.86%     1.86%(c)
  Ratio of net investment income to average net assets *....         4.79%(c)     4.60%     4.75%     4.52%     3.79%(c)
  Portfolio Turnover (d)....................................        22.72%       66.61%    75.20%    76.43%    30.61%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INTERMEDIATE BOND FUND
                                                   ----------------------------------------------------------------------
                                                                                 FIDUCIARY
                                                   ----------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                         YEAR ENDED JUNE 30,
                                                   DECEMBER 31,    ------------------------------------------------------
                                                       1997          1997        1996        1995       1994       1993
                                                   ------------    --------    --------    --------    -------    -------
                                                   (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..........................      $   9.92      $   9.84    $  10.01    $   9.72    $ 10.51    $ 10.09
                                                     --------      --------    --------    --------    -------    -------
Investment Activities
  Net investment income........................          0.33          0.65        0.66        0.66       0.60       0.63
  Net realized and unrealized gains (losses)
    from investments and futures...............          0.14          0.08       (0.17)       0.29      (0.67)      0.42
                                                     --------      --------    --------    --------    -------    -------
    Total from Investment Activities...........          0.47          0.73        0.49        0.95      (0.07)      1.05
                                                     --------      --------    --------    --------    -------    -------
Distributions
  Net investment income........................         (0.33)        (0.65)      (0.66)      (0.66)     (0.60)     (0.63)
  In excess of net investment income...........            --            --          --          --      (0.02)        --
  Net realized gains...........................            --            --          --          --      (0.10)        --
                                                     --------      --------    --------    --------    -------    -------
    Total Distributions........................         (0.33)        (0.65)      (0.66)      (0.66)     (0.72)     (0.63)
                                                     --------      --------    --------    --------    -------    -------
NET ASSET VALUE,
  END OF PERIOD................................      $  10.06      $   9.92    $   9.84    $  10.01    $  9.72    $ 10.51
                                                     ========      ========    ========    ========    =======    =======
Total Return...................................          4.77%(a)      7.68%       4.95%      10.15%     (0.74)%    10.67%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)............      $638,657      $522,423    $230,812    $191,216    $98,483    $44,252
  Ratio of expenses to average net assets......          0.56%(b)      0.54%       0.54%       0.56%      0.32%      0.39%
  Ratio of net investment income to average net
    assets.....................................          6.49%(b)      6.63%       6.56%       6.88%      6.04%      6.14%
  Ratio of expenses to average net assets *....          0.81%(b)      0.81%       0.87%       0.99%      0.87%      1.17%
  Ratio of net investment income to average net
    assets *...................................          6.25%(b)      6.36%       6.23%       6.45%      5.49%      5.36%
  Portfolio Turnover (c).......................         29.78%        55.91%     101.06%      99.71%     85.62%     21.51%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INTERMEDIATE BOND FUND
                                                                ---------------------------------------------
                                                                                   CLASS A
                                                                ---------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED             YEAR ENDED JUNE 30,
                                                                DECEMBER 31,    -----------------------------
                                                                    1997         1997       1996      1995(a)
                                                                ------------    -------    -------    -------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $  9.95       $  9.87    $ 10.04    $ 9.45
                                                                  -------       -------    -------    ------
Investment Activities
  Net investment income.....................................         0.32          0.63       0.64      0.37
  Net realized and unrealized gains (losses) from
    investments and futures.................................         0.14          0.08     (0.17)      0.59
                                                                  -------       -------    -------    ------
    Total from Investment Activities........................         0.46          0.71       0.47      0.96
                                                                  -------       -------    -------    ------
Distributions
  Net investment income.....................................        (0.32)        (0.63)     (0.64)    (0.37)
                                                                  -------       -------    -------    ------
    Total Distributions.....................................        (0.32)        (0.63)     (0.64)    (0.37)
                                                                  -------       -------    -------    ------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 10.09       $  9.95    $  9.87    $10.04
                                                                  =======       =======    =======    ======
Total Return (Excludes Sales Charge)........................         4.65%(b)      7.40       4.77%    10.29%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $32,298       $18,763    $13,706    $4,941
  Ratio of expenses to average net assets...................         0.81%(c)      0.78%      0.79%     0.83%(c)
  Ratio of net investment income to average net assets......         6.24%(c)      6.35%      6.31%     6.64%(c)
  Ratio of expenses to average net assets *.................         1.17%(c)      1.16%      1.22%     1.66%(c)
  Ratio of net investment income to average net assets *....         5.88%(c)      5.97%      5.88%     5.81%(c)
  Portfolio Turnover (d)....................................        29.78%        55.91%    101.06%    99.71%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class A Shares commenced operations November 30, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           INTERMEDIATE BOND FUND
                                                                ---------------------------------------------
                                                                                   CLASS B
                                                                ---------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED             YEAR ENDED JUNE 30,
                                                                DECEMBER 31,    -----------------------------
                                                                    1997         1997       1996      1995(a)
                                                                ------------    -------    -------    -------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $  9.92       $  9.83    $ 10.01    $ 9.45
                                                                  -------       -------    -------    ------
Investment Activities
  Net investment income.....................................         0.28          0.56       0.58      0.23
  Net realized and unrealized gains (losses) from
    investments and futures.................................         0.14          0.09      (0.18)     0.56
                                                                  -------       -------    -------    ------
    Total from Investment Activities........................         0.42          0.65       0.40      0.79
                                                                  -------       -------    -------    ------
Distributions
  Net investment income.....................................        (0.28)        (0.56)     (0.58)    (0.23)
                                                                  -------       -------    -------    ------
    Total Distributions.....................................        (0.28)        (0.56)     (0.58)    (0.23)
                                                                  -------       -------    -------    ------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 10.06       $  9.92    $  9.83    $10.01
                                                                  =======       =======    =======    ======
Total Return (Excludes Sales Charge)........................         4.31%(b)      6.83%      4.10%     8.22%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $14,438       $10,152    $ 6,077    $  266
  Ratio of expenses to average net assets...................         1.46%(c)      1.44%      1.44%     1.51%(c)
  Ratio of net investment income to average net assets......         5.60%(c)      5.71%      5.66%     6.15%(c)
  Ratio of expenses to average net assets *.................         1.82%(c)      1.81%      1.87%     2.34%(c)
  Ratio of net investment income to average net assets *....         5.24%(c)      5.34%      5.23%     5.31%(c)
  Portfolio Turnover (d)....................................        29.78%        55.91%    101.06%    99.71%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced operations on November 30, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INTERMEDIATE BOND FUND
                                                                ----------------------
                                                                       CLASS C
                                                                ----------------------
                                                                     NOVEMBER 4,
                                                                       1997 TO
                                                                     DECEMBER 31,
                                                                       1997(a)
                                                                ----------------------
                                                                     (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................            $10.07
                                                                        ------
Investment Activities
  Net investment income.....................................              0.46
  Net realized and unrealized gains (losses) from
    investments and futures.................................             (0.01)
                                                                        ------
    Total from Investment Activities........................              0.45
                                                                        ------
Distributions
  Net investment income.....................................             (0.46)
                                                                        ------
    Total Distributions.....................................             (0.46)
                                                                        ------
NET ASSET VALUE,
  END OF PERIOD.............................................            $10.06
                                                                        ======
Total Return (Excludes Sales Charge)........................              4.31%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................            $  190
  Ratio of expenses to average net assets...................              1.46%(c)
  Ratio of net investment income to average net assets......              5.60%(c)
  Ratio of expenses to average net assets *.................              1.82%(c)
  Ratio of net investment income to average net assets *....              5.24%(c)
  Portfolio Turnover (d)....................................             29.78%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           GOVERNMENT BOND FUND
                                                  -----------------------------------------------------------------------
                                                                                 FIDUCIARY
                                                  -----------------------------------------------------------------------

                                                   SIX MONTHS                       YEAR ENDED JUNE 30,
                                                     ENDED        -------------------------------------------------------
                                                  DECEMBER 31,
                                                     1997           1997        1996        1995        1994      1993(a)
                                                  ------------    --------    --------    --------    --------    -------
                                                  (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.........................      $   9.69      $   9.56    $   9.81    $   9.35    $  10.15    $ 10.00
                                                    --------      --------    --------    --------    --------    -------
Investment Activities
  Net investment income.......................          0.30          0.62        0.62        0.62        0.51       0.20
  Net realized and unrealized gains (losses)
    from investments and futures..............          0.32          0.13       (0.25)       0.46       (0.77)      0.15
                                                    --------      --------    --------    --------    --------    -------
    Total from Investment Activities..........          0.62          0.75        0.37        1.08       (0.26)      0.35
                                                    --------      --------    --------    --------    --------    -------
Distributions
  Net investment income.......................         (0.30)        (0.62)      (0.62)      (0.61)      (0.50)     (0.20)
  In excess of net investment income..........            --            --          --       (0.01)      (0.02)        --
  In excess of net realized gains.............            --            --          --          --       (0.02)        --
                                                    --------      --------    --------    --------    --------    -------
    Total Distributions.......................         (0.30)        (0.62)      (0.62)      (0.62)      (0.54)     (0.20)
                                                    --------      --------    --------    --------    --------    -------
NET ASSET VALUE,
  END OF PERIOD...............................      $  10.01      $   9.69    $   9.56    $   9.81    $   9.35    $ 10.15
                                                    ========      ========    ========    ========    ========    =======
Total Return..................................          6.51%(b)      8.10%       3.81%      12.04%      (2.73)%     9.03%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...........      $809,738      $724,423    $677,326    $379,826    $209,692    $52,152
  Ratio of expenses to average net assets.....          0.62%(c)      0.62%       0.68%       0.71%       0.68%      0.69%(c)
  Ratio of net investment income to average
    net assets................................          6.11%(c)      6.45%       6.34%       6.65%       5.13%      5.43%(c)
  Ratio of expenses to average net assets *...          0.68%(c)      0.68%       0.69%       0.73%       0.71%      1.05%(c)
  Ratio of net investment income to average
    net assets *..............................          6.05%(c)      6.39%       6.33%       6.63%       5.10%      5.07%(c)
  Portfolio Turnover (d)......................         62.06%        60.53%      62.70%     106.14%     377.78%    139.24%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced offering on February 8, 1993.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              GOVERNMENT BOND FUND
                                                        -----------------------------------------------------------------
                                                                                     CLASS A
                                                        -----------------------------------------------------------------

                                                         SIX MONTHS                    YEAR ENDED JUNE 30,
                                                           ENDED        -------------------------------------------------
                                                        DECEMBER 31,
                                                            1997         1997       1996       1995      1994     1993(a)
                                                        ------------    -------    -------    ------    ------    -------
                                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................      $  9.69       $  9.56    $  9.81    $ 9.35    $10.17    $10.22
                                                          -------       -------    -------    ------    ------    ------
Investment Activities
  Net investment income.............................         0.29          0.60       0.60      0.61      0.48      0.17
  Net realized and unrealized gains (losses) from
    investments and futures.........................         0.32          0.13      (0.25)     0.45     (0.79)    (0.05)
                                                          -------       -------    -------    ------    ------    ------
    Total from Investment Activities................         0.61          0.73       0.35      1.06     (0.31)     0.12
                                                          -------       -------    -------    ------    ------    ------
Distributions
  Net investment income.............................        (0.29)        (0.60)     (0.60)    (0.59)    (0.47)    (0.17)
  In excess of net investment income................           --            --         --     (0.01)    (0.02)       --
  In excess of net realized gains...................           --            --         --        --     (0.02)       --
                                                          -------       -------    -------    ------    ------    ------
    Total Distributions.............................        (0.29)        (0.60)     (0.60)    (0.60)    (0.51)    (0.17)
                                                          -------       -------    -------    ------    ------    ------
NET ASSET VALUE,
  END OF PERIOD.....................................      $ 10.01       $  9.69    $  9.56    $ 9.81    $ 9.35    $10.17
                                                          =======       =======    =======    ======    ======    ======
Total Return (Excludes Sales Charge)................         6.38%(b)      7.83%      3.58%    11.84%    (3.16)%    5.35%(c)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................      $32,295       $34,727    $38,800    $8,130    $1,690    $  840
  Ratio of expenses to average net assets...........         0.87%(c)      0.87%      0.93%     0.97%     0.92%     0.95%(c)
  Ratio of net investment income to average net
    assets..........................................         5.86%(c)      6.20%      6.09%     6.46%     4.84%     5.56%(c)
  Ratio of expenses to average net assets *.........         1.01%(c)      1.03%      1.04%     1.09%     1.05%     1.44%(c)
  Ratio of net investment income to average net
    assets *........................................         5.72%(c)      6.04%      5.98%     6.34%     4.71%     5.07%(c)
  Portfolio Turnover (d)............................        62.06%        60.53%     62.70%   106.14%   377.78%   139.24%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class A Shares commenced offering on March 5, 1993.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                 GOVERNMENT BOND FUND
                                                                -------------------------------------------------------
                                                                                        CLASS B
                                                                -------------------------------------------------------

                                                                 SIX MONTHS               YEAR ENDED JUNE 30,
                                                                   ENDED        ---------------------------------------
                                                                DECEMBER 31,
                                                                    1997         1997       1996       1995     1994(a)
                                                                ------------    -------    -------    ------    -------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $  9.69       $  9.56    $  9.81    $ 9.35    $10.04
                                                                  -------       -------    -------    ------    ------
Investment Activities
  Net investment income.....................................         0.26          0.54       0.54      0.55      0.18
  Net realized and unrealized gains (losses) from
    investments and futures.................................         0.32          0.13      (0.25)     0.46     (0.69)
                                                                  -------       -------    -------    ------    ------
    Total from Investment Activities........................         0.58          0.67       0.29      1.01     (0.51)
                                                                  -------       -------    -------    ------    ------
Distributions
  Net investment income.....................................        (0.26)        (0.54)     (0.54)    (0.55)    (0.16)
  In excess of net investment income........................           --            --         --        --     (0.02)
                                                                  -------       -------    -------    ------    ------
    Total Distributions.....................................        (0.26)        (0.54)     (0.54)    (0.55)    (0.18)
                                                                  -------       -------    -------    ------    ------
NET ASSET VALUE,
  END OF PERIOD.............................................      $ 10.01       $  9.69    $  9.56    $ 9.81    $ 9.35
                                                                  =======       =======    =======    ======    ======
Total Return (Excludes Sales Charge)........................         6.05%(b)      7.14%      2.95%    11.20%    (4.99)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $14,622       $11,729    $10,782    $2,513    $  656
  Ratio of expenses to average net assets...................         1.52%(c)      1.52%      1.58%     1.62%     1.52%(c)
  Ratio of net investment income to average net assets......         5.21%(c)      5.55%      5.44%     5.76%     4.60%(c)
  Ratio of expenses to average net assets *.................         1.66%(c)      1.68%      1.69%     1.74%     1.63%(c)
    Ratio of net investment income to average net assets
      *.....................................................         5.07%(c)      5.39%      5.33%     5.64%     4.49%(c)
  Portfolio Turnover (d)....................................        62.06%        60.53%     62.70%   106.14%   377.78%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 14, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             INCOME BOND FUND
                                                 ------------------------------------------------------------------------
                                                                                FIDUCIARY
                                                 ------------------------------------------------------------------------

                                                  SIX MONTHS                       YEAR ENDED JUNE 30,
                                                    ENDED        --------------------------------------------------------
                                                 DECEMBER 31,
                                                     1997          1997        1996        1995        1994        1993
                                                 ------------    --------    --------    --------    --------    --------
                                                 (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD........................      $   9.42      $   9.33    $   9.54    $   9.23    $  10.43    $  10.18
                                                   --------      --------    --------    --------    --------    --------
Investment Activities
  Net investment income......................          0.33          0.64        0.65        0.64        0.54        0.66
  Net realized and unrealized gains (losses)
    from investments and futures.............          0.06          0.09       (0.21)       0.35       (0.74)       0.38
                                                   --------      --------    --------    --------    --------    --------
    Total from Investment Activities.........          0.39          0.73        0.44        0.99       (0.20)       1.04
                                                   --------      --------    --------    --------    --------    --------
Distributions
  Net investment income......................         (0.33)        (0.64)      (0.65)      (0.64)      (0.57)      (0.66)
  Net realized gains.........................            --            --          --       (0.04)      (0.43)      (0.13)
                                                   --------      --------    --------    --------    --------    --------
    Total Distributions......................         (0.33)        (0.64)      (0.65)      (0.68)      (1.00)      (0.79)
                                                   --------      --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD..............................      $   9.48      $   9.42    $   9.33    $   9.54    $   9.23    $  10.43
                                                   ========      ========    ========    ========    ========    ========
Total Return.................................          4.15%(a)      8.10%       4.62%      11.29%      (2.54)%     10.62%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........      $815,669      $730,754    $520,239    $474,124    $560,071    $483,291
  Ratio of expenses to average net assets....          0.61%(b)      0.60%       0.59%       0.59%       0.53%       0.56%
  Ratio of net investment income to average
    net assets...............................          6.83%(b)      6.85%       6.76%       6.94%       5.35%       6.44%
  Ratio of expenses to average net assets
    *........................................          0.80%(b)      0.80%       0.81%       0.86%       0.85%       0.90%
  Ratio of net investment income to average
    net assets *.............................          6.64%(b)      6.65%       6.54%       6.67%       5.03%       6.10%
  Portfolio Turnover (c).....................          6.46%        55.18%      95.52%     262.25%     131.04%     143.52%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                INCOME BOND FUND
                                                        -----------------------------------------------------------------
                                                                                     CLASS A
                                                        -----------------------------------------------------------------

                                                         SIX MONTHS                    YEAR ENDED JUNE 30,
                                                           ENDED        -------------------------------------------------
                                                        DECEMBER 31,
                                                            1997         1997       1996       1995      1994      1993
                                                        ------------    -------    -------    ------    ------    -------
                                                        (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD...............................      $  9.41       $  9.32    $  9.54    $ 9.22    $10.43    $ 10.16
                                                          -------       -------    -------    ------    ------    -------
Investment Activities
  Net investment income.............................         0.32          0.62       0.63      0.61      0.52       0.63
  Net realized and unrealized gains (losses) from
    investments and futures.........................         0.06          0.09      (0.23)     0.36     (0.75)      0.41
                                                          -------       -------    -------    ------    ------    -------
    Total from Investment Activities................         0.38          0.71       0.40      0.97     (0.23)      1.04
                                                          -------       -------    -------    ------    ------    -------
Distributions
  Net investment income.............................        (0.32)        (0.62)     (0.62)    (0.60)    (0.55)     (0.64)
  In excess of net investment income................           --            --         --     (0.01)       --         --
  Net realized gains................................           --            --         --     (0.04)    (0.43)     (0.13)
                                                          -------       -------    -------    ------    ------    -------
    Total Distributions.............................        (0.32)        (0.62)     (0.62)    (0.65)    (0.98)     (0.77)
                                                          -------       -------    -------    ------    ------    -------
NET ASSET VALUE,
  END OF PERIOD.....................................      $  9.47       $  9.41    $  9.32    $ 9.54    $ 9.22    $ 10.43
                                                          =======       =======    =======    ======    ======    =======
Total Return (Excludes Sales Charge)................         4.02%(a)      7.85       4.26     10.90%    (2.33)%    10.58%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).................      $14,522       $14,325    $10,127    $6,796    $5,347    $ 7,064
  Ratio of expenses to average net assets...........         0.86%(b)      0.85%      0.84%     1.01%     0.78%      0.77%
  Ratio of net investment income to average net
    assets..........................................         6.58%(b)      6.59%      6.51%     6.57%     5.25%      6.12%
  Ratio of expenses to average net assets *.........         1.16%(b)      1.15%      1.16%     1.38%     1.20%      1.26%
  Ratio of net investment income to average net
    assets *........................................         6.28%(b)      6.29%      6.19%     6.20%     4.83%      5.63%
  Portfolio Turnover (c)............................         6.46%        55.18%     95.52%   262.25%   131.04%    143.52%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                   INCOME BOND FUND
                                                                ------------------------------------------------------
                                                                                       CLASS B
                                                                ------------------------------------------------------

                                                                 SIX MONTHS              YEAR ENDED JUNE 30,
                                                                   ENDED        --------------------------------------
                                                                DECEMBER 31,
                                                                    1997         1997       1996      1995     1994(a)
                                                                ------------    -------    ------    ------    -------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................      $  9.49       $  9.40    $ 9.62    $ 9.29    $ 9.97
                                                                  -------       -------    ------    ------    ------
Investment Activities
  Net investment income.....................................         0.29          0.56      0.56      0.56      0.17
  Net realized and unrealized gains (losses) from
    investments and futures.................................         0.06          0.09     (0.21)     0.38     (0.70)
                                                                  -------       -------    ------    ------    ------
    Total from Investment Activities........................         0.35          0.65      0.35      0.94     (0.53)
                                                                  -------       -------    ------    ------    ------
Distributions
  Net investment income.....................................        (0.29)        (0.56)    (0.57)    (0.57)    (0.15)
  Net realized gains........................................           --            --        --     (0.04)       --
                                                                  -------       -------    ------    ------    ------
    Total Distributions.....................................        (0.29)        (0.56)    (0.57)    (0.61)    (0.15)
                                                                  -------       -------    ------    ------    ------
NET ASSET VALUE,
  END OF PERIOD.............................................      $  9.55       $  9.49    $ 9.40    $ 9.62    $ 9.29
                                                                  =======       =======    ======    ======    ======
Total Return (Excludes Sales Charge)........................         3.69%(b)      7.15%     3.65%    10.63%    (5.29)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $14,066       $10,873    $6,110    $1,887    $  723
  Ratio of expenses to average net assets...................         1.51%(c)      1.50%     1.49%     1.49%     1.45%(c)
  Ratio of net investment income to average net assets......         5.94%(c)      5.95%     5.86%     6.16%     5.20%(c)
  Ratio of expenses to average net assets *.................         1.81%(c)      1.80%     1.81%     1.86%     1.84%(c)
  Ratio of net investment income to average net assets *....         5.64%(c)      5.65%     5.54%     5.80%     4.81%(c)
  Portfolio Turnover (d)....................................         6.46%        55.18%    95.52%   262.25%   131.04%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Shares commenced offering on January 17, 1994.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     TREASURY & AGENCY FUND
                                                                --------------------------------
                                                                           FIDUCIARY
                                                                --------------------------------
                                                                 SIX MONTHS     JANUARY 20, 1997
                                                                   ENDED            THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997            1997(a)
                                                                ------------    ----------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  9.99           $  10.00
                                                                  -------           --------
Investment Activities
  Net investment income.....................................         0.32               0.28
  Net realized and unrealized gains (losses) from
    investments and futures.................................         0.13              (0.01)
                                                                  -------           --------
    Total from Investment Activities........................         0.45               0.27
                                                                  -------           --------
Distributions
  Net investment income.....................................        (0.32)             (0.28)
  Net realized gains........................................        (0.05)                --
                                                                  -------           --------
    Total Distributions.....................................        (0.37)             (0.28)
                                                                  -------           --------
NET ASSET VALUE, END OF PERIOD..............................      $ 10.07           $   9.99
                                                                  =======           ========
Total Return................................................         4.51%(b)           2.78%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................      $99,552           $110,084
  Ratio of expenses to average net assets...................         0.38%(c)           0.45%(c)
  Ratio of net investment income to average net assets......         6.29%(c)           6.44%(c)
  Ratio of expenses to average net assets *.................         0.68%(c)           0.78%(c)
  Ratio of net investment income to average net assets *....         5.98%(c)           6.11%(c)
  Portfolio Turnover (d)....................................        25.96%             54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     TREASURY & AGENCY FUND
                                                                --------------------------------
                                                                            CLASS A
                                                                --------------------------------
                                                                 SIX MONTHS     JANUARY 20, 1997
                                                                   ENDED            THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997            1997(a)
                                                                ------------    ----------------
                                                                (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................       $ 9.98            $10.00
                                                                   ------            ------
Investment Activities Net investment income.................         0.32              0.29
  Net realized and unrealized gains (losses) from
    investments and futures.................................         0.14             (0.02)
                                                                   ------            ------
    Total from Investment Activities........................         0.46              0.27
                                                                   ------            ------
Distributions
  Net investment income.....................................        (0.32)            (0.29)
  Net realized gains........................................        (0.05)               --
                                                                   ------            ------
    Total Distributions.....................................        (0.37)            (0.29)
                                                                   ------            ------
NET ASSET VALUE, END OF PERIOD..............................       $10.07            $ 9.98
                                                                   ======            ======
Total Return (Excludes Sales Charge)........................         4.68%(b)          2.78%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $7,671            $   94
  Ratio of expenses to average net assets...................         0.59%(c)          0.71%(c)
  Ratio of net investment income to average net assets......         6.12%(c)          6.47%(c)
  Ratio of expenses to average net assets *.................         0.99%(c)          1.15%(c)
  Ratio of net investment income to average net assets *....         5.72%(c)          6.03%(c)
  Portfolio Turnover (d)....................................        25.96%            54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
The One Group Family of Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     TREASURY & AGENCY FUND
                                                                --------------------------------
                                                                            CLASS B
                                                                --------------------------------
                                                                 SIX MONTHS     JANUARY 20, 1997
                                                                   ENDED            THROUGH
                                                                DECEMBER 31,        JUNE 30,
                                                                    1997            1997(a)
                                                                ------------    ----------------
                                                                (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 9.99            $10.00
                                                                   ------            ------
Investment Activities
  Net investment income.....................................         0.30              0.26
  Net realized and unrealized gains (losses) from
    investments and futures.................................         0.13             (0.01)
                                                                   ------            ------
    Total from Investment Activities........................         0.43              0.25
                                                                   ------            ------
Distributions
  Net investment income.....................................        (0.30)            (0.26)
  Net realized gains........................................        (0.05)               --
                                                                   ------            ------
    Total Distributions.....................................        (0.35)            (0.26)
                                                                   ------            ------
NET ASSET VALUE, END OF PERIOD..............................       $10.07            $ 9.99
                                                                   ======            ======
Total Return (Excludes Sales Charge)........................         4.36%(b)          2.58%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $2,864            $   80
  Ratio of expenses to average net assets...................         1.10%(c)          1.23%(c)
  Ratio of net investment income to average net assets......         5.58%(c)          6.30%(c)
  Ratio of expenses to average net assets *.................         1.65%(c)          1.81%(c)
  Ratio of net investment income to average net assets *....         5.03%(c)          5.72%(c)
  Portfolio Turnover (d)....................................        25.96%            54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

                 (This page has been left blank intentionally.)

Important Customer Information.
Please Read:

Shares of The One Group:
* are not deposits or obligations
  of, or guaranteed by, BANC ONE
  CORPORATION or its affiliates
* are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
* are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANC ONE CORPORATION, serves
as an investment advisor to The One
Group, for which it receives advisory
fees. The One Group is distributed by
The One Group Services Company,
3435 Stelzer Road, Columbus,
Ohio 43219, which is not affiliated
with BANC ONE CORPORATION and
is not a bank. Contact us at our web
site address: www.onegroup.com or
e-mail us at onegroup@onegroup.com.

For more complete information on
any of The One Group Funds, including
management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.

BANC ONE
INVESTMENT
ADVISORS
CORPORATION



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